                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102
-------------------------------------------------------------------------------

                               MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                              M F S(R)
                              INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

MFS(R) GLOBAL TOTAL RETURN FUND

LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
MANAGEMENT REVIEW                                                 3
-------------------------------------------------------------------
PERFORMANCE SUMMARY                                               6
-------------------------------------------------------------------
EXPENSE TABLE                                                     9
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         11
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              23
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          26
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              28
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             30
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    39
-------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          52
-------------------------------------------------------------------
TRUSTEES AND OFFICERS                                            53
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    59
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            64
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   64
-------------------------------------------------------------------
FEDERAL TAX INFORMATION                                          64
-------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                            65
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
------------------------------------------------------------------------------

                                                                       10/31/06
                                                                        MWT-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                                 59.0%
              Bonds                                         36.2%
              Cash & Other Net Assets                        4.8%

              TOP TEN HOLDINGS (i)

              Federal Republic of Germany, 6.25%, 2030       1.9%
              ---------------------------------------------------
              Federal Republic of Germany, 6.25%, 2024       1.4%
              ---------------------------------------------------
              Network Rail MTN Finance PLC,
              FRN, 3.255%, 2007                              1.4%
              ---------------------------------------------------
              Bank of America Corp.                          1.4%
              ---------------------------------------------------
              Nestle S.A.                                    1.3%
              ---------------------------------------------------
              Lockheed Martin Corp.                          1.3%
              ---------------------------------------------------
              Kingdom of Spain, 5.35%, 2011                  1.2%
              ---------------------------------------------------
              Federal Republic of Germany, 3.75%, 2015       1.2%
              ---------------------------------------------------
              Allstate Corp.                                 1.2%
              ---------------------------------------------------
              Development Bank of Japan, 1.05%, 2023         1.2%
              ---------------------------------------------------

              EQUITY SECTORS

              Financial Services                            15.3%
              ---------------------------------------------------
              Utilities & Communications                     7.0%
              ---------------------------------------------------
              Consumer Staples                               6.4%
              ---------------------------------------------------
              Energy                                         5.2%
              ---------------------------------------------------
              Health Care                                    4.9%
              ---------------------------------------------------
              Industrial Goods & Services                    4.3%
              ---------------------------------------------------
              Autos & Housing                                3.2%
              ---------------------------------------------------
              Basic Materials                                3.2%
              ---------------------------------------------------
              Technology                                     2.7%
              ---------------------------------------------------
              Retailing                                      2.4%
              ---------------------------------------------------
              Leisure                                        2.4%
              ---------------------------------------------------
              Transportation                                 1.6%
              ---------------------------------------------------
              Special Products & Services                    0.4%
              ---------------------------------------------------

              FIXED INCOME SECTORS (i)

              Non-U.S. Government Bonds                     26.1%
              ---------------------------------------------------
              U.S. Treasury Securities                       2.8%
              ---------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                     2.7%
              ---------------------------------------------------
              Emerging Market Bonds                          1.7%
              ---------------------------------------------------
              U.S. Government Agencies                       1.6%
              ---------------------------------------------------
              Mortgage-Backed Securities                     0.9%
              ---------------------------------------------------
              High Grade Corporates                          0.4%
              ---------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                                 39.8%
              ---------------------------------------------------
              United Kingdom                                12.2%
              ---------------------------------------------------
              Japan                                         11.5%
              ---------------------------------------------------
              Germany                                        9.5%
              ---------------------------------------------------
              France                                         6.8%
              ---------------------------------------------------
              Switzerland                                    3.4%
              ---------------------------------------------------
              Canada                                         2.7%
              ---------------------------------------------------
              Netherlands                                    2.1%
              ---------------------------------------------------
              Ireland                                        1.3%
              ---------------------------------------------------
              Other                                         10.7%
              ---------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/06, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2006, Class A shares of the MFS Global Total Return Fund provided a total return of 15.62%, at net asset value. This compares with a return of 21.91% for the fund's benchmark, the MSCI World Index. The MSCI World Index became the fund's benchmark effective December 13, 2005. For the period October 31, 2005 to December 12, 2005 the fund's benchmark was the Standard and Poor's 500 Stock Index (S&P 500). The return of the S&P 500 for the reporting period was 16.34%.

The fund changed its benchmark from the S&P 500 to the MSCI World Index, because it is believed that it more closely corresponds to the investment objectives of the fund. The fund's other benchmark, a hybrid benchmark comprised of 60% of the MSCI World Index and 40% of the JPMorgan Global Government Bond Index, had a total return of 14.99%.

DETRACTORS FROM PERFORMANCE

Within the equity portion of the fund, stock selection in the financial services sector held back performance relative to the MSCI World Index. Some of our holdings in Japanese financial services firms were among the fund's top detractors during the reporting period. These included consumer financing firms Aiful and Takefuji. Both companies struggled during the period in an increasingly difficult regulatory and business environment for consumer finance companies.

Security selection in the utilities and communications sector also hurt relative results. Wireless services companies Sprint Nextel (U.S.) and Vodafone Group (U.K.), and telecommunications company Deutsche Telekom(g) (Germany) detracted from relative returns. Shares of Sprint Nextel struggled after the company lowered its wireless subscriber guidance for 2006. Also, the company's merger with Nextel appeared to have disappointed investors. Vodafone lagged the benchmark as the company faced increased competition and disappointing results from its core European markets.

In the leisure sector, stock selection held back relative performance. Holdings of pay-television operator Premiere (Germany) and television broadcasting company Nippon Television Network (Japan) were among the top detractors.

Elsewhere, integrated energy company ConocoPhillips (U.S.) and home improvements products maker Masco (U.S.) hurt relative performance.

The cash position in the equity portion of the fund was also a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Within the fixed income portion of the fund, our holdings in government agency debt detracted from results relative to the JPMorgan Global Government Bond Index. During the reporting period, the fund did not generate as much income as the benchmark, which hindered relative returns.

CONTRIBUTORS TO PERFORMANCE

Security selection and, to a lesser extent, our underweighting in the health care sector benefited relative performance. Our holdings in pharmaceutical manufacturer Schering(g) (Germany) performed particularly well within this sector as its share price soared following a takeover offer from rival company Bayer.

Both stock selection and underweighted positions in the technology and retailing sectors also boosted performance. No individual holdings within either sector were among the fund's top contributors.

Several individual holdings significantly aided performance including agrichemical products maker Syngenta (Switzerland), steel tube manufacturer Vallourec(g) (France), and defense contractor Lockheed Martin (U.S.). Syngenta benefited from increased sales volume, especially in North America, driven largely by its newer product portfolio and strong distribution network. It is our belief that Vallourec's strong performance was driven by price increases of its seamless tubes. Lastly, Lockheed Martin gained on strong revenue growth, improved margins, and key contract awards over the period.

Other stocks that helped relative results included postal systems operator TNT (Netherlands), investment banker Goldman Sachs (U.S.), plumbing equipment maker Geberit (Switzerland), and electric power distributor SUEZ (France).

During the reporting period, currency exposure in the equity portion of the fund was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Within the fixed income portion of the fund, our duration(d) stance boosted results relative to the JPMorgan Global Government Bond Index, as the fund was less sensitive to adverse interest rate changes than its benchmark. The fund's exposure to the Euro, Japanese Yen, and Korean Won also helped relative returns.

Respectfully,

Nevin P. Chitkara      Steven R. Gorham            Matthew W. Ryan
Portfolio Manager      Portfolio Manager           Portfolio Manager

Erik S. Weisman        Barnaby Wiener
Portfolio Manager      Portfolio Manager

Note To Shareholders: Effective May 2006, Nevin P. Chitkara became a member of the management team.

(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to \specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT


        MFS Global Total    MSCI       Standard & Poor's  60% MSCI World Index/
         Return Fund       World          500 Stock       40% JPMorgan Global
          - Class A        Index            Index         Government Bond Index

10/96     $  9,425        $10,000          $10,000              $10,000
10/97       10,905         11,725           13,211               11,182
10/98       12,464         13,564           16,117               12,880
10/99       13,082         17,000           20,254               14,604
10/00       14,097         17,237           21,487               14,477
10/01       13,197         12,886           16,136               12,664
10/02       13,062         11,017           13,698               12,022
10/03       15,165         13,697           16,548               14,484
10/04       17,733         15,582           18,107               16,296
10/05       19,198         17,736           19,686               17,518
10/06       22,197         21,622           22,903               20,143


TOTAL RETURNS THROUGH 10/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
---------------------------------------------------------------------------
        A                 9/04/90             15.62%      10.96%      8.94%
---------------------------------------------------------------------------
        B                 9/07/93             14.84%      10.24%      8.23%
---------------------------------------------------------------------------
        C                 1/03/94             14.87%      10.24%      8.23%
---------------------------------------------------------------------------
        I                 1/02/97             16.00%      11.34%      9.33%
---------------------------------------------------------------------------
        R                12/31/02             15.39%      10.84%      8.88%
---------------------------------------------------------------------------
       R1                 4/01/05             14.78%      10.21%      8.22%
---------------------------------------------------------------------------
       R2                 4/01/05             15.16%      10.33%      8.27%
---------------------------------------------------------------------------
       R3                10/31/03             15.19%      10.43%      8.32%
---------------------------------------------------------------------------
       R4                 4/01/05             15.53%      10.94%      8.93%
---------------------------------------------------------------------------
       R5                 4/01/05             15.95%      11.05%      8.99%
---------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmarks
---------------------------------------------------------------------------
MSCI World Index (f)                          21.91%      10.91%      8.02%
---------------------------------------------------------------------------
Standard & Poor's 500 Stock Index (e)(f)      16.34%       7.26%      8.64%
---------------------------------------------------------------------------
60% MSCI World Index/40% JPMorgan Global
Government Bond Index (f)                     14.99%       9.73%      7.25%
---------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
---------------------------------------------------------------------------
        A                                      8.97%       9.65%      8.30%
With Initial Sales Charge (5.75%)
---------------------------------------------------------------------------
        B                                     10.84%       9.97%      8.23%
With CDSC (Declining over six years
from 4% to 0%) (x)
---------------------------------------------------------------------------
        C                                     13.87%      10.24%      8.23%
With CDSC (1% for 12 months) (x)
---------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(e) Effective December 13, 2005, we no longer use the Standard and Poor's 500 Stock Index as a benchmark because we believe the MSCI World Index better reflects the fund's investment policies and objectives.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITIONS

Morgan Stanley Capital International (MSCI) World Index - a market capitalization index that is designed to measure global developed market equity performance.

Standard & Poor's 500 Stock Index - a capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

JPMorgan Global Government Bond Index - measures developed government bond markets around the world.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Classes I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
         Actual             1.29%     $1,000.00       $1,039.20        $6.63
    A    -----------------------------------------------------------------------
         Hypothetical (h)   1.29%     $1,000.00       $1,018.70        $6.56
--------------------------------------------------------------------------------
         Actual             1.94%     $1,000.00       $1,035.00        $9.95
    B    -----------------------------------------------------------------------
         Hypothetical (h)   1.94%     $1,000.00       $1,015.43        $9.86
--------------------------------------------------------------------------------
         Actual             1.94%     $1,000.00       $1,035.50        $9.95
    C    -----------------------------------------------------------------------
         Hypothetical (h)   1.94%     $1,000.00       $1,015.43        $9.86
--------------------------------------------------------------------------------
         Actual             0.94%     $1,000.00       $1,040.50        $4.83
    I    -----------------------------------------------------------------------
         Hypothetical (h)   0.94%     $1,000.00       $1,020.47        $4.79
--------------------------------------------------------------------------------
         Actual             1.44%     $1,000.00       $1,037.80        $7.40
    R    -----------------------------------------------------------------------
         Hypothetical (h)   1.44%     $1,000.00       $1,017.95        $7.32
--------------------------------------------------------------------------------
         Actual             2.05%     $1,000.00       $1,035.80       $10.52
   R1    -----------------------------------------------------------------------
         Hypothetical (h)   2.05%     $1,000.00       $1,014.87       $10.41
--------------------------------------------------------------------------------
         Actual             1.69%     $1,000.00       $1,037.00        $8.68
   R2    -----------------------------------------------------------------------
         Hypothetical (h)   1.69%     $1,000.00       $1,016.69        $8.59
--------------------------------------------------------------------------------
         Actual             1.60%     $1,000.00       $1,037.40        $8.22
   R3    -----------------------------------------------------------------------
         Hypothetical (h)   1.60%     $1,000.00       $1,017.14        $8.13
--------------------------------------------------------------------------------
         Actual             1.35%     $1,000.00       $1,038.50        $6.94
   R4    -----------------------------------------------------------------------
         Hypothetical (h)   1.35%     $1,000.00       $1,018.40        $6.87
--------------------------------------------------------------------------------
         Actual             1.04%     $1,000.00       $1,040.70        $5.35
   R5    -----------------------------------------------------------------------
         Hypothetical (h)   1.04%     $1,000.00       $1,019.96        $5.30
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 59.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------
Aerospace - 2.5%
----------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                        91,440    $   7,948,879
Northrop Grumman Corp.                                                       68,390        4,540,412
United Technologies Corp.                                                    46,490        3,055,323
                                                                                       -------------
                                                                                       $  15,544,614
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.4%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                                  138,000    $   2,553,713
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.4%
----------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                              31,020    $   2,850,118
----------------------------------------------------------------------------------------------------
Automotive - 1.7%
----------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                                22,880    $   1,297,372
Bayerische Motoren Werke AG                                                  50,000        2,872,463
Continental AG                                                               11,016        1,232,251
Johnson Controls, Inc.                                                       12,630        1,029,850
Nissan Motor Co. Ltd.                                                       115,600        1,385,005
PSA Peugeot Citroen S.A. (l)                                                 52,660        3,025,950
                                                                                       -------------
                                                                                       $  10,842,891
----------------------------------------------------------------------------------------------------
Broadcasting - 1.4%
----------------------------------------------------------------------------------------------------
Fuji Television Network, Inc.                                                   648    $   1,352,136
Nippon Television Network Corp.                                              11,880        1,530,019
Viacom, Inc., "B" (a)                                                        51,493        2,004,108
Vivendi S.A.                                                                 51,550        1,952,622
WPP Group PLC                                                               137,410        1,760,295
                                                                                       -------------
                                                                                       $   8,599,180
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 1.9%
----------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                     13,000    $   1,481,480
Goldman Sachs Group, Inc.                                                    29,800        5,655,742
Lehman Brothers Holdings, Inc.                                               20,480        1,594,163
Mellon Financial Corp.                                                       37,710        1,463,148
Merrill Lynch & Co., Inc.                                                    19,020        1,662,728
                                                                                       -------------
                                                                                       $  11,857,261
----------------------------------------------------------------------------------------------------
Business Services - 0.4%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                          71,950    $   2,367,874
----------------------------------------------------------------------------------------------------
Cable TV - 0.1%
----------------------------------------------------------------------------------------------------
Premiere AG (a)(l)                                                           33,780    $     513,190
----------------------------------------------------------------------------------------------------
Chemicals - 1.8%
----------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             33,130    $   1,351,373
Nalco Holding Co. (a)                                                        41,270          834,892
PPG Industries, Inc.                                                         35,060        2,398,104
Syngenta AG                                                                  40,840        6,599,442
                                                                                       -------------
                                                                                       $  11,183,811
----------------------------------------------------------------------------------------------------
Computer Software - 0.3%
----------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                            107,350    $   1,982,755
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.2%
----------------------------------------------------------------------------------------------------
Hewlett-Packard Co.                                                          26,200    $   1,014,988
----------------------------------------------------------------------------------------------------
Construction - 1.5%
----------------------------------------------------------------------------------------------------
CRH PLC                                                                      44,400    $   1,569,560
Fletcher Building Ltd.                                                      197,982        1,260,814
Geberit AG                                                                    1,040        1,355,994
Masco Corp. (l)                                                             149,660        4,138,099
Sherwin-Williams Co.                                                         22,880        1,355,182
                                                                                       -------------
                                                                                       $   9,679,649
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.8%
----------------------------------------------------------------------------------------------------
Henkel KGaA, IPS                                                             36,030    $   4,827,459
Kao Corp.                                                                   122,000        3,202,976
Uni-Charm Corp. (l)                                                          56,500        3,145,465
                                                                                       -------------
                                                                                       $  11,175,900
----------------------------------------------------------------------------------------------------
Electrical Equipment - 0.7%
----------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                   8,130    $     727,228
Rockwell Automation, Inc.                                                    16,000          992,000
Spectris PLC                                                                 86,000        1,082,838
W.W. Grainger, Inc.                                                          19,840        1,443,955
                                                                                       -------------
                                                                                       $   4,246,021
----------------------------------------------------------------------------------------------------
Electronics - 1.9%
----------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                         20,200    $     642,764
Canon, Inc.                                                                  28,500        1,528,157
Intel Corp.                                                                  94,360        2,013,642
Konica Minolta Holdings, Inc.                                               135,000        1,798,692
OMRON Corp.                                                                  55,300        1,428,195
Ricoh Co. Ltd.                                                               74,000        1,461,838
Samsung Electronics Co. Ltd.                                                  2,700        1,750,716
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                            128,758        1,248,953
                                                                                       -------------
                                                                                       $  11,872,957
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.2%
----------------------------------------------------------------------------------------------------
Apache Corp.                                                                 28,570    $   1,866,192
Devon Energy Corp.                                                           30,900        2,065,356
EOG Resources, Inc.                                                          25,240        1,679,217
Norsk Hydro A.S.A.                                                           74,000        1,701,221
                                                                                       -------------
                                                                                       $   7,311,986
----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.0%
----------------------------------------------------------------------------------------------------
Chevron Corp.                                                                19,531    $   1,312,483
ConocoPhillips                                                               53,550        3,225,852
Exxon Mobil Corp.                                                            79,240        5,659,321
Hess Corp. (l)                                                               53,480        2,267,552
Royal Dutch Shell PLC, "A"                                                  174,300        6,045,225
TOTAL S.A., ADR                                                             102,340        6,973,448
                                                                                       -------------
                                                                                       $  25,483,881
----------------------------------------------------------------------------------------------------
Food & Beverages - 2.5%
----------------------------------------------------------------------------------------------------
Cadbury Schweppes PLC                                                       315,200    $   3,171,976
CSM N.V.                                                                     42,500        1,477,435
Kellogg Co.                                                                  35,700        1,796,067
Nestle S.A.                                                                  24,340        8,320,531
Nong Shim Co. Ltd.                                                            3,895        1,058,177
                                                                                       -------------
                                                                                       $  15,824,186
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.4%
----------------------------------------------------------------------------------------------------
Carrefour S.A.                                                               44,960    $   2,740,189
Lawson, Inc.                                                                 35,400        1,201,847
Tesco PLC                                                                   419,800        3,151,435
William Morrison Supermarkets PLC                                           319,320        1,570,168
                                                                                       -------------
                                                                                       $   8,663,639
----------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.1%
----------------------------------------------------------------------------------------------------
International Paper Co.                                                      19,760    $     658,996
----------------------------------------------------------------------------------------------------
General Merchandise - 0.3%
----------------------------------------------------------------------------------------------------
Daiei, Inc. (a)                                                              45,500    $     854,086
Federated Department Stores, Inc.                                            25,900        1,137,269
                                                                                       -------------
                                                                                       $   1,991,355
----------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.4%
----------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                   9,770    $   1,142,895
WellPoint, Inc. (a)                                                          16,500        1,259,280
                                                                                       -------------
                                                                                       $   2,402,175
----------------------------------------------------------------------------------------------------
Insurance - 4.1%
----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                  15,800    $     709,736
Allstate Corp.                                                              120,820        7,413,515
Benfield Group PLC                                                          160,140        1,064,692
Chubb Corp.                                                                  18,800          999,220
Genworth Financial, Inc., "A"                                                50,270        1,681,029
Hartford Financial Services Group, Inc.                                      24,640        2,147,869
Jardine Lloyd Thompson Group PLC                                            228,840        1,827,042
Legal & General Group PLC                                                   846,300        2,332,993
MetLife, Inc.                                                               102,080        5,831,830
Swiss Reinsurance Co.                                                        20,318        1,666,950
                                                                                       -------------
                                                                                       $  25,674,876
----------------------------------------------------------------------------------------------------
Leisure & Toys - 0.3%
----------------------------------------------------------------------------------------------------
Heiwa Corp.                                                                  64,800    $     853,397
NAMCO BANDAI Holdings, Inc. (l)                                              80,100        1,273,407
                                                                                       -------------
                                                                                       $   2,126,804
----------------------------------------------------------------------------------------------------
Machinery & Tools - 1.1%
----------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                       82,200    $   1,582,126
Deere & Co.                                                                  53,420        4,547,645
GEA Group AG                                                                 53,900          968,177
                                                                                       -------------
                                                                                       $   7,097,948
----------------------------------------------------------------------------------------------------
Major Banks - 5.1%
----------------------------------------------------------------------------------------------------
Bank of America Corp.                                                       161,596    $   8,705,176
Bank of New York Co., Inc.                                                   89,200        3,065,804
BNP Paribas                                                                  20,530        2,257,959
Credit Agricole S.A.                                                         92,640        3,939,536
DBS Group Holdings Ltd.                                                     173,000        2,264,776
Joyo Bank Ltd. (l)                                                          117,000          683,380
PNC Financial Services Group, Inc.                                           36,790        2,576,404
Royal Bank of Scotland Group PLC                                             77,175        2,750,266
Shizuoka Bank Ltd. (l)                                                       64,000          684,141
SunTrust Banks, Inc.                                                         47,990        3,790,730
Svenska Handelsbanken AB, "A" (l)                                            56,700        1,468,180
                                                                                       -------------
                                                                                       $  32,186,352
----------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
----------------------------------------------------------------------------------------------------
Anglo American PLC                                                           68,610    $   3,094,255
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.5%
----------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd.                                                          580,000    $   2,961,132
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.1%
----------------------------------------------------------------------------------------------------
Gazprom OAO, ADR                                                             23,700    $   1,003,932
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.3%
----------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (a)                                                      56,040    $   1,352,245
ZTE Corp.                                                                   131,600          487,320
                                                                                       -------------
                                                                                       $   1,839,565
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 4.2%
----------------------------------------------------------------------------------------------------
Aiful Corp.                                                                  57,900    $   2,000,393
American Express Co.                                                         32,130        1,857,435
Citigroup, Inc.                                                             109,036        5,469,246
DNB Holding A.S.A.                                                          100,200        1,312,369
Fannie Mae                                                                   62,540        3,706,120
HSBC Holdings PLC                                                           145,200        2,753,431
ING Groep N.V.                                                               71,950        3,188,286
Nordea Bank AB                                                              101,440        1,397,613
Sapporo Hokuyo Holdings, Inc.                                                    85          850,472
Shinhan Financial Group Co. Ltd.                                             21,780        1,004,288
Shinsei Bank Ltd.                                                           120,000          692,693
Takefuji Corp. (l)                                                           55,170        2,000,434
                                                                                       -------------
                                                                                       $  26,232,780
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.5%
----------------------------------------------------------------------------------------------------
Astellas Pharma, Inc.                                                        74,000    $   3,335,015
Eli Lilly & Co.                                                              28,080        1,572,761
GlaxoSmithKline PLC                                                         167,080        4,462,454
Johnson & Johnson                                                            84,380        5,687,212
Merck & Co., Inc.                                                            76,230        3,462,367
Novartis AG                                                                  61,200        3,716,549
Sanofi-Aventis                                                                9,810          834,094
Takeda Pharmaceutical Co. Ltd.                                               28,500        1,830,376
Tanabe Seiyaku Co. Ltd.                                                      86,000        1,059,050
Wyeth                                                                        47,310        2,414,229
                                                                                       -------------
                                                                                       $  28,374,107
----------------------------------------------------------------------------------------------------
Printing & Publishing - 0.6%
----------------------------------------------------------------------------------------------------
PagesJaunes Groupe S.A.                                                      56,450    $   1,695,013
Reed Elsevier PLC                                                           188,020        2,141,409
                                                                                       -------------
                                                                                       $   3,836,422
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.8%
----------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                           14,560    $   1,128,837
Canadian National Railway Co.                                                60,700        2,891,748
Norfolk Southern Corp.                                                       17,400          914,718
                                                                                       -------------
                                                                                       $   4,935,303
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.8%
----------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                               12,910    $     899,440
L'Air Liquide S.A.                                                            7,053        1,501,903
L'Air Liquide S.A., Bearer Shares                                             9,000        1,916,507
Praxair, Inc.                                                                15,840          954,360
                                                                                       -------------
                                                                                       $   5,272,210
----------------------------------------------------------------------------------------------------
Specialty Stores - 0.3%
----------------------------------------------------------------------------------------------------
NEXT PLC                                                                     28,170    $   1,010,336
Praktiker Bau-und Heimwerkermaerkte Holding AG                               34,100        1,084,861
                                                                                       -------------
                                                                                       $   2,095,197
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.8%
----------------------------------------------------------------------------------------------------
KDDI Corp.                                                                      291    $   1,814,162
Vodafone Group PLC                                                        1,302,145        3,353,624
                                                                                       -------------
                                                                                       $   5,167,786
----------------------------------------------------------------------------------------------------
Telephone Services - 2.7%
----------------------------------------------------------------------------------------------------
Embarq Corp.                                                                 11,381    $     550,271
France Telecom S.A.                                                         133,730        3,474,282
Royal KPN N.V.                                                               73,100          977,093
Singapore Telecommunications Ltd.                                         1,430,000        2,431,817
Sprint Nextel Corp.                                                         159,830        2,987,223
Telecom Corp. of New Zealand Ltd. (l)                                       331,550        1,037,929
Telekom Austria AG                                                           88,500        2,203,179
Telenor A.S.A.                                                              148,050        2,338,907
TELUS Corp. (non-voting shares)                                              13,900          797,932
                                                                                       -------------
                                                                                       $  16,798,633
----------------------------------------------------------------------------------------------------
Tobacco - 1.7%
----------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                           87,980    $   7,155,413
British American Tobacco PLC                                                 79,990        2,180,666
Swedish Match AB                                                             89,710        1,434,754
                                                                                       -------------
                                                                                       $  10,770,833
----------------------------------------------------------------------------------------------------
Trucking - 0.8%
----------------------------------------------------------------------------------------------------
TNT N.V.                                                                    125,260    $   4,822,982
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.9%
----------------------------------------------------------------------------------------------------
Dominion Resources, Inc. (l)                                                 57,630    $   4,667,454
E.ON AG                                                                      31,770        3,812,562
FPL Group, Inc.                                                              59,430        3,030,930
Scottish Power PLC                                                           70,809          882,786
SUEZ S.A.                                                                    36,031        1,612,724
TXU Corp.                                                                    33,280        2,100,966
United Utilities PLC                                                        140,970        1,918,854
                                                                                       -------------
                                                                                       $  18,026,276
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $295,313,765)                                    $ 370,938,533
----------------------------------------------------------------------------------------------------
Bonds - 34.0%
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.7%
----------------------------------------------------------------------------------------------------
Bayview Commercial Asset Trust, FRN, 4.8329%, 2023 (n)           CAD        560,000    $     499,175
Citigroup/Deutsche Bank Commercial Mortgage Trust,
5.648%, 2048                                                       $      1,700,000        1,729,750
Commercial Mortgage Asset Trust, FRN, 0.884%, 2032 (i)(n)                17,597,322          701,848
Commercial Mortgage Pass-Through Certificates, FRN,
5.51%, 2017 (n)                                                           1,400,000        1,400,118
Commercial Mortgage Pass-Through Certificates, FRN,
5.52%, 2017 (n)                                                           2,100,000        2,100,529
Credit Suisse Commercial Mortgage Trust, 5.509%, 2039                       478,292          482,760
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                     221,361          223,412
First Union National Bank Commercial Mortgage Trust, FRN,
0.9471%, 2043 (i)(n)                                                     25,759,754          864,454
IMPAC CMB Trust, FRN, 5.67%, 2036                                         2,050,116        2,059,086
JPMorgan Chase Commercial Mortgage Securities Corp.,
5.44%, 2045 (z)                                                             398,186          400,864
JPMorgan Chase Commercial Mortgage Securities Corp., FRN,
5.2117%, 2041                                                             1,870,062        1,869,977
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN,
5.48%, 2018 (n)                                                           2,150,000        2,149,993
Wachovia Bank Commercial Mortgage Trust, FRN,
5.795%, 2045                                                                670,000          691,961
Wachovia Bank Commercial Mortgage Trust, FRN,
5.651%, 2048                                                              1,700,000        1,722,313
                                                                                       -------------
                                                                                       $  16,896,240
----------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.6%
----------------------------------------------------------------------------------------------------
Gazprom International S.A., 7.201%, 2020                           $      1,505,000    $   1,580,250
Pemex Project Funding Master Trust, 8.625%, 2022                            498,000          607,560
Petronas Capital Ltd., 7.875%, 2022                                       1,296,000        1,591,745
                                                                                       -------------
                                                                                       $   3,779,555
----------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.8%
----------------------------------------------------------------------------------------------------
Republic of Argentina, FRN, 5.59%, 2012                            $      1,052,250    $     985,516
Republic of Bulgaria, 8.25%, 2015                                           541,000          635,783
Republic of South Africa, 7.375%, 2012                                      523,000          566,148
United Mexican States, 5.625%, 2017                                         734,000          733,633
United Mexican States, 8.125%, 2019                                       1,118,000        1,358,370
United Mexican States, 10%, 2024                                 MXN      5,410,000          589,967
                                                                                       -------------
                                                                                       $   4,869,417
----------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 7.3%
----------------------------------------------------------------------------------------------------
Canada Housing Trust, 4.6%, 2011                                 CAD      2,724,000    $   2,486,529
Development Bank of Japan, 1.4%, 2012                            JPY    397,000,000        3,412,166
Development Bank of Japan, 1.6%, 2014 (l)                        JPY    810,000,000        6,966,416
Development Bank of Japan, 1.05%, 2023 (l)                       JPY  1,021,000,000        7,205,972
Japan Finance Corp. Ltd., 2%, 2016                               JPY    630,000,000        5,527,304
KfW Bankengruppe, FRN, 3.164%, 2007                              EUR      5,413,000        6,906,063
Landesbank Baden-Wurttemberg, FRN, 3.502%, 2007                  EUR      1,939,000        2,475,118
Landesbank Baden-Wurttemberg, FRN, 3.333%, 2007                  EUR      1,770,000        2,259,808
Network Rail MTN Finance PLC, FRN, 3.255%, 2007                  EUR      6,885,000        8,788,268
                                                                                       -------------
                                                                                       $  46,027,644
----------------------------------------------------------------------------------------------------
International Market Sovereign - 16.7%
----------------------------------------------------------------------------------------------------
Commonwealth of Australia, 6%, 2017                              AUD      1,826,000    $   1,450,698
Federal Republic of Germany, 3.5%, 2008                          EUR      1,440,000        1,833,192
Federal Republic of Germany, 5.25%, 2010                         EUR      1,915,000        2,574,896
Federal Republic of Germany, 3.75%, 2015                         EUR      5,701,000        7,297,324
Federal Republic of Germany, 6.25%, 2024                         EUR      5,233,000        8,680,246
Federal Republic of Germany, 6.25%, 2030                         EUR      6,578,000       11,405,478
Government of Canada, 5.5%, 2009                                 CAD      4,829,000        4,466,475
Government of Canada, 4.5%, 2015                                 CAD      2,276,000        2,101,240
Government of Canada, 8%, 2023                                   CAD      2,082,000        2,714,794
Government of Canada, 5.75%, 2033                                CAD        887,000        1,002,555
Kingdom of Belgium, 3.75%, 2009                                  EUR      1,015,000        1,297,992
Kingdom of Belgium, 5%, 2012                                     EUR      2,538,000        3,459,981
Kingdom of Denmark, 4%, 2015                                     DKK     13,354,000        2,331,578
Kingdom of Netherlands, 5%, 2012                                 EUR      2,175,855        2,960,474
Kingdom of Norway, 5%, 2015                                      NOK      3,862,000          624,044
Kingdom of Spain, 5.35%, 2011                                    EUR      5,669,000        7,771,155
Republic of Austria, 5%, 2012                                    EUR      2,543,000        3,459,168
Republic of Finland, 3%, 2008                                    EUR      2,846,000        3,596,104
Republic of Finland, 5.375%, 2013                                EUR      1,981,000        2,775,499
Republic of France, 4.75%, 2012                                  EUR      2,134,000        2,875,329
Republic of France, 6%, 2025                                     EUR      1,428,000        2,345,708
Republic of France, 4.75%, 2035                                  EUR      3,866,000        5,664,211
Republic of Ireland, 4.25%, 2007                                 EUR      1,427,000        1,830,615
Republic of Ireland, 4.6%, 2016                                  EUR      1,732,000        2,359,018
United Kingdom Treasury, 5.75%, 2009                             GBP      2,214,000        4,325,549
United Kingdom Treasury, 5%, 2012                                GBP      2,929,000        5,658,203
United Kingdom Treasury, 8%, 2015                                GBP      2,472,000        5,917,986
United Kingdom Treasury, 8%, 2021                                GBP        699,000        1,839,041
United Kingdom Treasury, 4.25%, 2036                             GBP        183,000          364,409
                                                                                       -------------
                                                                                       $ 104,982,962
----------------------------------------------------------------------------------------------------
Major Banks - 0.4%
----------------------------------------------------------------------------------------------------
Ulster Bank Finance PLC, FRN, 3.424%, 2008                       EUR      1,968,000    $   2,510,940
----------------------------------------------------------------------------------------------------
Mortgage Backed - 0.9%
----------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                            $        214,013    $     211,846
Fannie Mae, 5.423%, 2016                                                    349,855          357,696
Freddie Mac, 5%, 2022 - 2025                                              5,182,975        5,160,103
                                                                                       -------------
                                                                                       $   5,729,645
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 0.3%
----------------------------------------------------------------------------------------------------
HSBK Europe B.V., 7.75%, 2013 (n)                                  $        930,000    $     961,387
VTB Capital S.A., 7.5%, 2011                                                823,000          875,096
                                                                                       -------------
                                                                                       $   1,836,483
----------------------------------------------------------------------------------------------------
U.S. Government Agencies - 1.6%
----------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                             $      1,113,000    $   1,077,273
Fannie Mae, 4.25%, 2007                                                   2,020,000        2,002,295
Fannie Mae, 6%, 2011                                                      2,121,000        2,216,623
Freddie Mac, 4.2%, 2007                                                   1,563,000        1,548,025
Small Business Administration, 5.09%, 2025                                  225,981          224,123
Small Business Administration, 5.21%, 2026                                2,715,444        2,711,515
                                                                                       -------------
                                                                                       $   9,779,854
----------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 2.7%
----------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                      $      2,933,000    $   3,931,135
U.S. Treasury Bonds, 5.25%, 2028                                          1,162,000        1,234,534
U.S. Treasury Bonds, TIPS, 2.375%, 2025                                   1,127,079        1,140,904
U.S. Treasury Notes, 4%, 2010                                             1,394,000        1,368,134
U.S. Treasury Notes, 4.25%, 2013                                          4,787,000        4,691,820
U.S. Treasury Notes, 4%, 2015 (f)                                         4,992,000        4,787,443
                                                                                       -------------
                                                                                       $  17,153,970
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $210,534,952)                                            $ 213,566,710
----------------------------------------------------------------------------------------------------
Call Options Purchased - 0.0%
----------------------------------------------------------------------------------------------------
                                                                         PAR AMOUNT
ISSUE/EXPIRATION DATE/STRIKE PRICE                                     OF CONTRACTS        VALUE ($)
----------------------------------------------------------------------------------------------------
JPY Currency - November 2006 @ EUR 0.99994                              540,551,600    $      33,514
JPY Currency - January 2007 @ $0.99335                                  419,265,400           47,796
----------------------------------------------------------------------------------------------------
TOTAL CALL OPTIONS PURCHASED (PREMIUMS PAID, $116,752)                                 $      81,310
----------------------------------------------------------------------------------------------------
Put Options Purchased - 0.0%
----------------------------------------------------------------------------------------------------
USD Currency - January 2007 @ EUR 0.99910
(Premiums Paid, $51,773)                                                  3,729,375    $      47,039
----------------------------------------------------------------------------------------------------
Short-term Obligations - 6.8% (y)
----------------------------------------------------------------------------------------------------
ISSUER                                                                   SHARES/PAR        VALUE ($)
----------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/01/06                              $  25,106,000    $  25,106,000
New Center Asset Trust, 5.3%, due 11/01/06                               17,449,000       17,449,000
----------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST AND VALUE                              $  42,555,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 4.7%
----------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.30%, dated 10/31/06,
due 11/01/06, total to be received $20,390,906 (secured by
various U.S. Treasury and Federal Agency obligations and
Mortgage Backed securities in a jointly traded account), at Cost         20,387,903    $  20,387,903
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                               8,924,603        8,924,603
----------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                 $  29,312,506
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $577,884,748) (k)                                  $ 656,501,098
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (4.5)%                                                  (28,195,418)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                    $ 628,305,680
----------------------------------------------------------------------------------------------------

(a) Non-income producing security.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(k) As of October 31, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $211,344,112 and 32.19% of market value. An independent pricing service provided an evaluated bid for 31.46% of market value.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,677,504, representing 1.4% of net assets.
(y) The rate shown represents an annualized yield at time of purchase.
(z) Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

                                              ACQUISITION     ACQUISITION        CURRENT         TOTAL % OF
RESTRICTED SECURITIES                             DATE            COST         MARKET VALUE      NET ASSETS
---------------------------------------------------------------------------------------------------------------

JPMorgan Chase Commercial Mortgage
Securities Corp., 5.44%, 2045                   9/22/06         $400,173         $400,864           0.1%

The following abbreviations are used in this report and are defined:

ADR   American Depository Receipt
FRN   Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IPS   International Preference Stock
TIPS  Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar.
All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD  Australian Dollar         JPY  Japanese Yen
BRL  Brazilian Real            MXN  Mexican Peso
CAD  Canadian Dollar           MYR  Malaysian Ringgit
CHF  Swiss Franc               NOK  Norwegian Krone
DKK  Danish Krone              NZD  New Zealand Dollar
EUR  Euro                      SEK  Swedish Krona
GBP  British Pound             SGD  Singapore Dollar

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                               NET
                                                                                           UNREALIZED
       CONTRACTS TO                                                       CONTRACTS       APPRECIATION
     DELIVER/RECEIVE           SETTLEMENT DATE      IN EXCHANGE FOR       AT VALUE       (DEPRECIATION)
--------------------------------------------------------------------------------------------------------

SALES

AUD      1,231,049                    12/06/06         $   945,104      $   952,628       $  (7,524)
CAD     13,233,292                    12/04/06          11,733,030       11,807,676         (74,646)
CHF        778,762                    12/04/06             615,015          628,619         (13,604)
DKK     13,804,820         12/18/06 - 12/27/06           2,343,180        2,370,828         (27,648)
EUR      8,075,460          11/30/06 - 1/12/07          10,186,466       10,334,260        (147,794)
GBP      7,319,900                    11/27/06          13,815,255       13,967,944        (152,689)
JPY    867,894,339          11/06/06 - 1/10/07           7,336,400        7,445,067        (108,667)
MXN      2,064,304                    11/10/06             187,120          191,590          (4,470)
NOK     12,439,275                    11/08/06           1,946,018        1,904,188          41,830
NZD      1,210,348                    12/06/06             798,406          809,565         (11,159)
SGD        908,152                    11/30/06             577,136          583,653          (6,517)
----------------------------------------------------------------------------------------------------
                                                       $50,483,130      $50,996,018       $(512,888)
----------------------------------------------------------------------------------------------------

PURCHASES

AUD        361,075                    12/06/06         $   272,182      $   279,412       $   7,230
BRL      1,316,887         11/27/06 - 11/30/06             612,332          610,706          (1,626)
CAD        211,779                    12/07/06             186,429          188,982           2,553
EUR      7,587,207          11/30/06 - 5/17/07           9,596,770        9,709,128         112,358
GBP      4,695,373         11/27/06 - 11/30/06           8,851,436        8,959,855         108,419
JPY  5,715,515,941                    11/20/06          48,986,970       49,020,866          33,896
MXN      1,086,046                    11/10/06             100,000          100,797             797
MYR      1,648,536                    11/24/06             450,051          451,904           1,853
NOK        997,955                    11/08/06             148,040          152,766           4,726
SEK     28,908,458                    12/06/06           3,943,855        4,013,408          69,553
SGD        908,152                    11/30/06             573,810          583,653           9,843
----------------------------------------------------------------------------------------------------
                                                       $73,721,875      $74,071,477       $ 349,602
----------------------------------------------------------------------------------------------------

At October 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $12,594 with Goldman Sachs & Co. and $3,254 with
Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT OCTOBER 31, 2006
                                                                                           UNREALIZED
                                                                        EXPIRATION        APPRECIATION
DESCRIPTION                            CONTRACTS          VALUE            DATE          (DEPRECIATION)
-------------------------------------------------------------------------------------------------------

Japan Government Bonds 10 yr (Long)        9           $10,350,366        Dec-06            $23,662

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $28,406,071 of securities on
loan (identified cost, $577,884,748)                                $656,501,098
Cash                                                                     385,290
Receivable for forward foreign currency exchange contracts               420,850
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                      15,848
Receivable for investments sold                                        3,113,575
Receivable for fund shares sold                                        1,227,899
Interest and dividends receivable                                      3,721,466
Receivable from investment adviser                                        69,901
------------------------------------------------------------------------------------------------------
Total assets                                                                              $665,455,927
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts                 $584,136
Payable for daily variation margin on open futures contracts               1,690
Payable for investments purchased                                      5,014,405
Payable for fund shares reacquired                                     1,665,860
Collateral for securities loaned, at value                            29,312,506
Payable to affiliates
  Management fee                                                          28,236
  Shareholder servicing costs                                             70,192
  Distribution and service fees                                           19,584
  Administrative services fee                                                649
  Retirement plan administration and services fees                            32
Payable for independent trustees' compensation                            64,403
Accrued expenses and other liabilities                                   388,554
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $37,150,247
------------------------------------------------------------------------------------------------------
Net assets                                                                                $628,305,680
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $514,245,045
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies           78,522,785
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 35,423,900
Undistributed net investment income                                      113,950
------------------------------------------------------------------------------------------------------
Net assets                                                                                $628,305,680
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   41,584,018
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $403,847,969
  Shares outstanding                                                  26,840,546
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $15.05
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $15.97
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $115,335,857
  Shares outstanding                                                   7,546,383
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.28
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $99,019,399
  Shares outstanding                                                   6,522,961
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $15.18
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $4,133,188
  Shares outstanding                                                     276,434
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.95
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $2,363,688
  Shares outstanding                                                     157,753
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.98
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $362,926
  Shares outstanding                                                      23,930
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.17
------------------------------------------------------------------------------------------------------

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $93,824
  Shares outstanding                                                       6,177
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.19
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,184,837
  Shares outstanding                                                      79,124
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $14.97
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,303,347
  Shares outstanding                                                      86,761
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.02
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $660,645
  Shares outstanding                                                      43,949
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $15.03
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF OPERATIONS
Year ended 10/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Interest                                                             $9,792,395
  Dividends                                                             9,340,162
  Foreign taxes withheld                                                 (477,047)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $18,655,510
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                       $4,849,042
  Distribution and service fees                                         3,312,943
  Shareholder servicing costs                                             971,211
  Administrative services fee                                              92,881
  Retirement plan administration and services fees                          4,386
  Independent trustees' compensation                                       22,541
  Custodian fee                                                           424,303
  Shareholder communications                                               98,654
  Auditing fees                                                            53,873
  Legal fees                                                               13,726
  Miscellaneous                                                           241,291
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $10,084,851
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    (72,272)
  Reduction of expenses by investment adviser                          (1,287,891)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $8,724,688
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $9,930,822
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                             $51,460,869
  Futures contracts                                                        47,988
  Foreign currency transactions                                        (2,871,215)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $48,637,642
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                         $22,975,585
  Futures contracts                                                       175,572
  Translation of assets and liabilities in foreign currencies           1,220,401
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $24,371,558
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $73,009,200
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                       $82,940,022
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 10/31
                                                                    ----------------------------------
                                                                         2006                     2005
CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $9,930,822               $7,590,844
Net realized gain (loss) on investments and foreign
currency transactions                                              48,637,642               56,533,830
Net unrealized gain (loss) on investments and foreign
currency translation                                               24,371,558              (24,553,918)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $82,940,022              $39,570,756
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,593,645)            $(11,999,109)
  Class B                                                            (715,557)              (3,414,168)
  Class C                                                            (585,189)              (1,726,657)
  Class I                                                             (65,432)                (108,523)
  Class R                                                             (29,988)                 (60,209)
  Class R1                                                             (1,946)                    (556)
  Class R2                                                             (1,176)                    (591)
  Class R3                                                             (8,358)                  (4,662)
  Class R4                                                             (9,161)                    (656)
  Class R5                                                             (3,213)                    (690)

Statements of Changes in Net Assets - continued

                                                                            YEARS ENDED 10/31
                                                                    ----------------------------------
                                                                         2006                     2005

DISTRIBUTIONS DECLARED TO SHAREHOLDERS - CONTINUED
------------------------------------------------------------------------------------------------------
From net realized gain on investments and foreign
currency transactions
  Class A                                                         (27,058,316)             (21,507,585)
  Class B                                                          (9,148,385)              (9,135,951)
  Class C                                                          (5,867,929)              (4,107,200)
  Class I                                                            (248,822)                (174,939)
  Class R                                                            (161,515)                 (95,337)
  Class R1                                                             (6,293)                      --
  Class R2                                                             (9,823)                      --
  Class R3                                                            (12,793)                  (9,689)
  Class R4                                                             (4,033)                      --
  Class R5                                                             (3,950)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(49,535,524)            $(52,346,522)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $35,594,361              $83,530,915
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $3,682
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $68,998,859              $70,758,831
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            559,306,821              488,547,990
At end of period (including undistributed net investment
income of $113,950 and $901,248, respectively)                   $628,305,680             $559,306,821
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                    YEARS ENDED 10/31
                                             -----------------------------------------------------------------------------
                                                    2006             2005             2004             2003           2002

Net asset value, beginning of period              $14.30           $14.73           $12.98           $11.41         $11.64
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                        $0.28            $0.24            $0.19            $0.18          $0.21
--------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investments and foreign currency               1.80             0.94             1.97             1.63          (0.33)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                   $2.08            $1.18            $2.16            $1.81         $(0.12)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                      $(0.22)          $(0.56)          $(0.41)          $(0.24)        $(0.11)
  From net realized gain on investments and
  foreign currency transactions                    (1.11)           (1.05)              --               --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                      $(1.33)          $(1.61)          $(0.41)          $(0.24)        $(0.11)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $15.05           $14.30           $14.73           $12.98         $11.41
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         15.62             8.26            16.94            16.09          (1.02)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)              1.52             1.52             1.54             1.54           1.53
Expenses after expense reductions (f)               1.30             1.48             1.54              N/A            N/A
Net investment income                               1.95             1.64             1.37             1.53           1.79
Portfolio turnover                                    82               82               76              105             72
Net assets at end of period (000 Omitted)       $403,848         $353,745         $298,826         $261,042       $213,983
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                    YEARS ENDED 10/31
                                              ----------------------------------------------------------------------------
                                                     2006             2005             2004             2003          2002

Net asset value, beginning of period               $14.47           $14.82           $13.03           $11.43        $11.65
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.19            $0.14            $0.10            $0.11         $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                   1.82             0.95             1.99             1.62         (0.31)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $2.01            $1.09            $2.09            $1.73        $(0.18)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.09)          $(0.39)          $(0.30)          $(0.13)       $(0.04)
  From net realized gain on investments and
  foreign currency transactions                     (1.11)           (1.05)              --               --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders       $(1.20)          $(1.44)          $(0.30)          $(0.13)       $(0.04)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.28           $14.47           $14.82           $13.03        $11.43
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          14.84             7.56            16.14            15.33         (1.58)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               2.17             2.17             2.20             2.20          2.18
Expenses after expense reductions (f)                1.95             2.13             2.20              N/A           N/A
Net investment income                                1.29             0.98             0.72             0.88          1.12
Portfolio turnover                                     82               82               76              105            72
Net assets at end of period (000 Omitted)        $115,336         $124,013         $129,141         $129,378       $84,729
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                      YEARS ENDED 10/31
                                                  ------------------------------------------------------------------------
                                                        2006            2005            2004            2003          2002

Net asset value, beginning of period                  $14.39          $14.76          $12.99          $11.40        $11.62
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.19           $0.15           $0.10           $0.11         $0.13
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.81            0.94            1.97            1.62         (0.31)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.00           $1.09           $2.07           $1.73        $(0.18)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.10)         $(0.41)         $(0.30)         $(0.14)       $(0.04)
  From net realized gain on investments and
  foreign currency transactions                        (1.11)          (1.05)             --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.21)         $(1.46)         $(0.30)         $(0.14)       $(0.04)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $15.18          $14.39          $14.76          $12.99        $11.40
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                             14.87            7.59           16.12           15.27         (1.56)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  2.17            2.16            2.20            2.20          2.18
Expenses after expense reductions (f)                   1.95            2.12            2.20             N/A           N/A
Net investment income                                   1.29            1.00            0.72            0.89          1.13
Portfolio turnover                                        82              82              76             105            72
Net assets at end of period (000 Omitted)            $99,019         $75,974         $57,119         $54,438       $35,660
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                      YEARS ENDED 10/31
                                                  ------------------------------------------------------------------------
                                                        2006            2005            2004            2003          2002

Net asset value, beginning of period                  $14.23          $14.69          $12.96          $11.42        $11.65
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                            $0.32           $0.29           $0.24           $0.25         $0.25
  Net realized and unrealized gain (loss) on
  investments and foreign currency                      1.79            0.93            1.96            1.60         (0.32)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                       $2.11           $1.22           $2.20           $1.85        $(0.07)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                          $(0.28)         $(0.63)         $(0.47)         $(0.31)       $(0.16)
  From net realized gain on investments and
  foreign currency transactions                        (1.11)          (1.05)             --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1.39)         $(1.68)         $(0.47)         $(0.31)       $(0.16)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                        $14.95          $14.23          $14.69          $12.96        $11.42
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                16.00            8.65           17.31           16.49         (0.65)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                  1.12            1.16            1.16            1.20          1.18
Expenses after expense reductions (f)                   0.95            1.12            1.16             N/A           N/A
Net investment income                                   2.28            1.99            1.59            1.93          2.14
Portfolio turnover                                        82              82              76             105            72
Net assets at end of period (000 Omitted)             $4,133          $3,170          $2,286         $56,010        $1,540
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 10/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $14.24            $14.71          $12.97          $11.54
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                       $0.26             $0.22           $0.21           $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             1.78              0.93            1.94            1.40(g)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $2.04             $1.15           $2.15           $1.54
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                     $(0.19)           $(0.57)         $(0.41)         $(0.11)
  From net realized gain on investments and foreign
  currency transactions                                           (1.11)            (1.05)             --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.30)           $(1.62)         $(0.41)         $(0.11)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $14.98            $14.24          $14.71          $12.97
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           15.39              8.08           16.89           13.41(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.68              1.65            1.71            1.68(a)
Expenses after expense reductions (f)                              1.45              1.61            1.71             N/A
Net investment income                                              1.81              1.52            1.24            1.34(a)
Portfolio turnover                                                   82                82              76             105
Net assets at end of period (000 Omitted)                        $2,364            $2,043          $1,043             $12
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.40              $14.42
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.18               $0.08
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           1.81                0.06(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $1.99               $0.14
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.11)             $(0.16)
  From net realized gain on investments and foreign currency transactions           (1.11)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.22)             $(0.16)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.17              $14.40
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             14.78                0.99(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.39                2.34(a)
Expenses after expense reductions (f)                                                2.05                2.28(a)
Net investment income                                                                1.23                0.91(a)
Portfolio turnover                                                                     82                  82
Net assets at end of period (000 Omitted)                                            $363                 $52
-------------------------------------------------------------------------------------------------------------

CLASS R2                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.42              $14.42
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.23               $0.10
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           1.81                0.07(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.04               $0.17
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.16)             $(0.17)
  From net realized gain on investments and foreign currency transactions           (1.11)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.27)             $(0.17)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.19              $14.42
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             15.16                1.20(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.07                2.03(a)
Expenses after expense reductions (f)                                                1.70                1.97(a)
Net investment income                                                                1.54                1.23(a)
Portfolio turnover                                                                     82                  82
Net assets at end of period (000 Omitted)                                             $94                 $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                                              YEARS ENDED 10/31
                                                                       -----------------------------------------------
                                                                              2006              2005              2004

Net asset value, beginning of period                                        $14.24            $14.67            $12.97
----------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                  $0.25             $0.18             $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                            1.77              0.94              1.99
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                             $2.02             $1.12             $2.11
----------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                                $(0.18)           $(0.50)           $(0.41)
  From net realized gain on investments and foreign
  currency transactions                                                      (1.11)            (1.05)               --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                $(1.29)           $(1.55)           $(0.41)
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $14.97            $14.24            $14.67
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                      15.19              7.87             16.52
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                        1.94              1.92              1.95
Expenses after expense reductions (f)                                         1.60              1.87              1.95
Net investment income                                                         1.76              1.24              0.91
Portfolio turnover                                                              82                82                76
Net assets at end of period (000 Omitted)                                   $1,185              $159              $133
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.28              $14.26
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.31               $0.14
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           1.75                0.07(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.06               $0.21
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.21)             $(0.19)
  From net realized gain on investments and foreign currency transactions           (1.11)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.32)             $(0.19)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.02              $14.28
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             15.53                1.48(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.57                1.54(a)
Expenses after expense reductions (f)                                                1.35                1.50(a)
Net investment income                                                                2.10                1.70(a)
Portfolio turnover                                                                     82                  82
Net assets at end of period (000 Omitted)                                          $1,303                 $51
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                                            YEARS ENDED 10/31
                                                                             --------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $14.29              $14.26
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.25               $0.17
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           1.87                0.06(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $2.12               $0.23
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.27)             $(0.20)
  From net realized gain on investments and foreign currency transactions           (1.11)                 --
-------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                       $(1.38)             $(0.20)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.03              $14.29
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             15.95                1.62(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.30                1.24(a)
Expenses after expense reductions (f)                                                1.05                1.20(a)
Net investment income                                                                1.77                2.00(a)
Portfolio turnover                                                                     82                  82
Net assets at end of period (000 Omitted)                                            $661                 $51
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which they are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which they are primarily traded. Options not traded on an exchange are generally valued at broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, futures contracts, and forward foreign currency exchange contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2006, the fund's custodian fees were reduced by $70,762 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2006, the fund's custodian expenses were reduced by $1,510 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                        10/31/06        10/31/05

Ordinary income (including any short-term
capital gains)                                       $15,135,577     $28,636,769
Long-term capital gain                                34,399,947      23,709,753
--------------------------------------------------------------------------------
Total distributions                                  $49,535,524     $52,346,522

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                           $579,224,216
          ----------------------------------------------------------
          Gross appreciation                             $86,424,516
          Gross depreciation                              (9,147,634)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $77,276,882
          Undistributed ordinary income                    4,280,090
          Undistributed long-term capital gain            40,022,611
          Capital loss carryforwards                      (6,974,702)
          Other temporary differences                       (544,246)

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/10                                      $(6,974,702)

The availability of a portion of the capital loss carryforwards, which were acquired on August 25, 2003, in connection with the MFS Global Asset Allocation Fund merger, may be limited in a given year.

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.75% in excess of $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $69,540, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of certain other fees and expenses, such that total annual fund operating expenses do not exceed the following rates annually of the fund's average daily net assets:

        CLASS A      CLASS B      CLASS C     CLASS I     CLASS R     CLASS R1     CLASS R2     CLASS R3      CLASS R4     CLASS R5

          1.30%        1.95%        1.95%       0.95%       1.45%        2.05%        1.70%        1.60%         1.35%        1.05%

The written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended October 31, 2006, this reduction amounted $1,214,060 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $94,287 for the year ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.35%          $1,294,602
Class B                             0.75%              0.25%              1.00%             1.00%           1,167,368
Class C                             0.75%              0.25%              1.00%             1.00%             832,124
Class R                             0.25%              0.25%              0.50%             0.50%              11,364
Class R1                            0.50%              0.25%              0.75%             0.75%               1,914
Class R2                            0.25%              0.25%              0.50%             0.50%                 513
Class R3                            0.25%              0.25%              0.50%             0.50%               3,476
Class R4                               --              0.25%              0.25%             0.25%               1,582
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,312,943

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October
    31, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $5,466
              Class B                                    123,008
              Class C                                      6,643

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2006, the fee was $548,946, which equated to 0.0951% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2006, these costs amounted to $180,507. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.0161% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2006 the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                          ANNUAL
                                                       EFFECTIVE          TOTAL
                                          FEE RATE       RATE(g)         AMOUNT

Class R1                                     0.45%         0.35%         $1,148
Class R2                                     0.40%         0.25%            410
Class R3                                     0.25%         0.15%          1,738
Class R4                                     0.15%         0.15%            949
Class R5                                     0.10%         0.10%            141
-------------------------------------------------------------------------------
Total Retirement Plan Administration
and Services Fees                                                        $4,386

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended October 31, 2006, this waiver amounted to $1,104 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $1,720. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $1,181. Both amounts are included in independent trustees' compensation for the year ended October 31, 2006. The deferred liability for retirement benefits payable to certain independent trustees under both plans amounted to $62,245 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2006, the fee paid to Tarantino LLC was $3,577. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,187, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                      PURCHASES            SALES

U.S. government securities                          $93,402,808      $84,694,519
--------------------------------------------------------------------------------
Investments (non-U.S. government securities)       $363,834,121     $353,785,131
--------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                         YEAR ENDED
                                                     10/31/06                          10/31/05(i)
                                            SHARES            AMOUNT            SHARES           AMOUNT

Shares sold

  Class A                                  6,872,236        $98,398,262       7,599,432       $109,093,900
  Class B                                  1,847,929         26,911,822       2,454,459         35,678,534
  Class C                                  2,074,023         30,045,833       1,931,145         27,862,218
  Class I                                     93,995          1,351,358          74,348          1,063,076
  Class R                                     38,205            540,251         108,426          1,565,792
  Class R1                                    32,080            460,229           3,573             51,532
  Class R2                                     6,340             91,115           3,467             50,000
  Class R3                                   119,751          1,681,818           2,703             38,967
  Class R4                                    87,324          1,264,079           3,506             50,000
  Class R5                                    40,840            598,993           3,507             50,000
-----------------------------------------------------------------------------------------------------------
                                          11,212,723       $161,343,760      12,184,566       $175,504,019

Shares issued to shareholders in
reinvestment of distributions
  Class A                                  2,178,230        $29,679,452       2,162,149        $30,502,929
  Class B                                    584,438          8,061,736         721,314         10,310,591
  Class C                                    334,397          4,589,203         300,328          4,273,731
  Class I                                     22,802            309,017          20,206            283,423
  Class R                                     13,311            180,617           9,289            130,623
  Class R1                                       596              8,239              39                556
  Class R2                                       802             10,999              42                591
  Class R3                                     1,539             21,151           1,021             14,350
  Class R4                                       942             13,194              47                656
  Class R5                                       363              4,958              49                690
-----------------------------------------------------------------------------------------------------------
                                           3,137,420        $42,878,566       3,214,484        $45,518,140

Shares reacquired
  Class A                                 (6,951,254)      $(99,304,209)     (5,311,172)      $(76,336,187)
  Class B                                 (3,455,601)       (50,075,224)     (3,319,546)       (48,215,675)
  Class C                                 (1,164,802)       (16,756,790)       (820,864)       (11,876,702)
  Class I                                    (63,103)          (886,437)        (27,382)          (392,542)
  Class R                                    (37,228)          (530,589)        (45,164)          (646,669)
  Class R1                                   (12,358)          (182,604)             --                 --
  Class R2                                    (4,474)           (62,809)             --                 --
  Class R3                                   (53,312)          (745,149)         (1,653)           (23,469)
  Class R4                                    (5,058)           (72,237)             --                 --
  Class R5                                      (810)           (11,917)             --                 --
-----------------------------------------------------------------------------------------------------------
                                         (11,748,000)     $(168,627,965)     (9,525,781)     $(137,491,244)

Net change
  Class A                                  2,099,212        $28,773,505       4,450,409        $63,260,642
  Class B                                 (1,023,234)       (15,101,666)       (143,773)        (2,226,550)
  Class C                                  1,243,618         17,878,246       1,410,609         20,259,247
  Class I                                     53,694            773,938          67,172            953,957
  Class R                                     14,288            190,279          72,551          1,049,746
  Class R1                                    20,318            285,864           3,612             52,088
  Class R2                                     2,668             39,305           3,509             50,591
  Class R3                                    67,978            957,820           2,071             29,848
  Class R4                                    83,208          1,205,036           3,553             50,656
  Class R5                                    40,393            592,034           3,556             50,690
-----------------------------------------------------------------------------------------------------------
                                           2,602,143        $35,594,361       5,873,269        $83,530,915

(i) For the period from the class inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2006, the fund's commitment fee and interest expense were $3,729 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of MFS Global Total Return Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Total Return Fund (the Fund), (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Total Return Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                            /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 21, 2006

TRUSTEES AND OFFICERS --
IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                                 PRINCIPAL OCCUPATIONS DURING
                                  POSITION(S) HELD         TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND                SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------         ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee                  February 2004       Massachusetts Financial Services
(born 10/20/63)                                                               Company, Chief Executive Officer,
                                                                              President, Chief Investment
                                                                              Officer and Director

Robert C. Pozen(k)               Trustee                  February 2004       Massachusetts Financial Services
(born 8/08/46)                                                                Company, Chairman (since February
                                                                              2004); Secretary of Economic
                                                                              Affairs, The Commonwealth of
                                                                              Massachusetts (January 2002 to
                                                                              December 2002); Fidelity
                                                                              Investments, Vice Chairman (June
                                                                              2000 to December 2001); Fidelity
                                                                              Management & Research Company
                                                                              (investment adviser), President
                                                                              (March 1997 to July 2001); Bell
                                                                              Canada Enterprises
                                                                              (telecommunications), Director;
                                                                              Medtronic, Inc. (medical
                                                                              technology), Director; Telesat
                                                                              (satellite communications),
                                                                              Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair        February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                                  Enterprises (diversified services
                                                                              company), Chairman, Trustee and
                                                                              Chief Executive Officer (until
                                                                              November 2000)

Robert E. Butler(n)              Trustee                  January 2006        Consultant - regulatory and
(born 11/29/41)                                                               compliance matters (since July
                                                                              2002); PricewaterhouseCoopers LLP
                                                                              (professional services firm),
                                                                              Partner (November 2000 until June
                                                                              2002)

Lawrence H. Cohn, M.D.           Trustee                  August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                                Senior Cardiac Surgeon, Chief of
                                                                              Cardiac Surgery (until 2005);
                                                                              Harvard Medical School, Professor
                                                                              of Surgery; Brigham and Women's
                                                                              Hospital Physicians' Organization,
                                                                              Chair (2000 to 2004)

David H. Gunning                 Trustee                  January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                                products and service provider),
                                                                              Vice Chairman/Director (since
                                                                              April 2001); Encinitos Ventures
                                                                              (private investment company),
                                                                              Principal (1997 to April 2001);
                                                                              Lincoln Electric Holdings, Inc.
                                                                              (welding equipment manufacturer),
                                                                              Director

William R. Gutow                 Trustee                  December 1993       Private investor and real estate
(born 9/27/41)                                                                consultant; Capitol Entertainment
                                                                              Management Company (video
                                                                              franchise), Vice Chairman

Michael Hegarty                  Trustee                  December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                               services and insurance), Vice
                                                                              Chairman and Chief Operating
                                                                              Officer (until May 2001); The
                                                                              Equitable Life Assurance Society
                                                                              (insurance), President and Chief
                                                                              Operating Officer (until May 2001)

Lawrence T. Perera               Trustee                  July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                                Partner

J. Dale Sherratt                 Trustee                  August 1993         Insight Resources, Inc.
(born 9/23/38)                                                                (acquisition planning
                                                                              specialists), President; Wellfleet
                                                                              Investments (investor in health
                                                                              care companies), Managing General
                                                                              Partner (since 1993); Cambridge
                                                                              Nutraceuticals (professional
                                                                              nutritional products), Chief
                                                                              Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee                  March 2005          Private investor; Prism Venture
(born 8/05/57)                                                                Partners (venture capital), Co-
                                                                              founder and General Partner (until
                                                                              June 2004); St. Paul Travelers
                                                                              Companies (commercial property
                                                                              liability insurance), Director

Robert W. Uek                    Trustee                  January 2006        Retired (since 1999);
(born 5/18/41)                                                                PricewaterhouseCoopers LLP
                                                                              (professional services firm),
                                                                              Partner (until 1999); Consultant
                                                                              to investment company industry
                                                                              (since 2000); TT International
                                                                              Funds (mutual fund complex),
                                                                              Trustee (2000 until 2005);
                                                                              Hillview Investment Trust II Funds
                                                                              (mutual fund complex), Trustee
                                                                              (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President                November 2005       Massachusetts Financial Services
(born 12/01/58)                                                               Company, Executive Vice President
                                                                              and Chief Regulatory Officer
                                                                              (since March 2004); Fidelity
                                                                              Management & Research Company,
                                                                              Vice President (prior to March
                                                                              2004); Fidelity Group of Funds,
                                                                              President and Treasurer (prior to
                                                                              March 2004)

Tracy Atkinson(k)                Treasurer                September 2005      Massachusetts Financial Services
(born 12/30/64)                                                               Company, Senior Vice President
                                                                              (since September 2004);
                                                                              PricewaterhouseCoopers LLP,
                                                                              Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary      July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                          Company, Vice President and Senior
                                                                              Counsel (since April 2003);
                                                                              Kirkpatrick & Lockhart LLP (law
                                                                              firm), Associate (prior to April
                                                                              2003)

Ethan D. Corey(k)                Assistant Secretary      July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                          Company, Special Counsel (since
                                                                              December 2004); Dechert LLP (law
                                                                              firm), Counsel (prior to December
                                                                              2004)

David L. DiLorenzo(k)            Assistant Treasurer      July 2005           Massachusetts Financial Services
(born 8/10/68)                                                                Company, Vice President (since
                                                                              June 2005); JP Morgan Investor
                                                                              Services, Vice President (prior to
                                                                              June 2005)

Timothy M. Fagan(k)              Assistant Secretary      September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                          Company, Vice President and Senior
                                                                              Counsel (since September 2005);
                                                                              John Hancock Advisers, LLC, Vice
                                                                              President and Chief Compliance
                                                                              Officer (September 2004 to August
                                                                              2005), Senior Attorney (prior to
                                                                              September 2004); John Hancock
                                                                              Group of Funds, Vice President and
                                                                              Chief Compliance Officer
                                                                              (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer      July 2005           Massachusetts Financial Services
(born 10/27/70)                                                               Company, Vice President (since May
                                                                              2005); JP Morgan Investment
                                                                              Management Company, Vice President
                                                                              (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary      June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                          Company, Assistant Vice President
                                                                              and Counsel (since May 2006); John
                                                                              Hancock Advisers, LLC, Assistant
                                                                              Vice President and Counsel (May
                                                                              2005 to April 2006); John Hancock
                                                                              Advisers, LLC, Attorney and
                                                                              Assistant Secretary (prior to May
                                                                              2005)

Ellen Moynihan(k)                Assistant Treasurer      April 1997          Massachusetts Financial Services
(born 11/13/57)                                                               Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary      May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                          Company, Senior Vice President and
                                                                              Associate General Counsel (since
                                                                              April 2005); John Hancock
                                                                              Advisers, LLC, Senior Vice
                                                                              President, Secretary and Chief
                                                                              Legal Officer (prior to April
                                                                              2005); John Hancock Group of
                                                                              Funds, Senior Vice President,
                                                                              Secretary and Chief Legal Officer
                                                                              (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary      July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                          Company, Vice President and Senior
                                                                              Counsel (since June 2004); Bingham
                                                                              McCutchen LLP (law firm),
                                                                              Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk      January 2006        Massachusetts Financial Services
(born 5/01/52)                                                                Company, Executive Vice President,
                                                                              General Counsel and Secretary
                                                                              (since January 2006); Wilmer
                                                                              Cutler Pickering Hale and Dorr LLP
                                                                              (law firm), Partner (prior to
                                                                              January 2006)

Frank L. Tarantino               Independent Chief        June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                           compliance services), Principal
                                                                              (since June 2004); CRA Business
                                                                              Strategies Group (consulting
                                                                              services), Executive Vice
                                                                              President (April 2003 to June
                                                                              2004); David L. Babson & Co.
                                                                              (investment adviser), Managing
                                                                              Director, Chief Administrative
                                                                              Officer and Director (prior to
                                                                              March 2003)

James O. Yost(k)                 Assistant Treasurer      September 1990      Massachusetts Financial Services
(born 6/12/60)                                                                Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                      CUSTODIANS
Massachusetts Financial Services Company                State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741              225 Franklin Street, Boston, MA 02110

                                                        JPMorgan Chase Bank
DISTRIBUTOR                                             One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                             New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741

                                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                      Ernst & Young LLP
Nevin P. Chitkara                                       200 Clarendon Street, Boston, MA 02116
Steven R. Gorham
Matthew W. Ryan
Erik S. Weisman
Barnaby Wiener

BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 5th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the ongoing substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the recent restructuring of responsibilities among MFS' senior investment management executives and the replacement of two portfolio managers in May 2005 with two new portfolio managers, one of whom joined in May 2005 and the second of whom joined in May 2006. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $500 million and $1 billion, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate (taking into account the expense limitation) was approximately at the Lipper expense group median and the Fund's total expense ratio was higher than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to breakpoints as a result of the advisory fee waiver described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $37,702,828 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 22.74% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual report

MFS(R) Utiliies Fund


LETTER FROM THE CEO                                               1
-------------------------------------------------------------------
PORTFOLIO COMPOSITION                                             2
-------------------------------------------------------------------
MANAGEMENT REVIEW                                                 3
-------------------------------------------------------------------
PERFORMANCE SUMMARY                                               5
-------------------------------------------------------------------
EXPENSE TABLE                                                     8
-------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                         10
-------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                              16
-------------------------------------------------------------------
STATEMENT OF OPERATIONS                                          19
-------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                              21
-------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                             22
-------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                    30
-------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM          41
-------------------------------------------------------------------
TRUSTEES AND OFFICERS                                            42
-------------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT                    48
-------------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                            52
-------------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                                   52
-------------------------------------------------------------------
FEDERAL TAX INFORMATION                                          52
-------------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                            53
-------------------------------------------------------------------
CONTACT INFORMATION                                      BACK COVER
-------------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

---------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
---------------------------------------------------------------------------


                                                                       10/31/06
                                                                       MMU-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Common Stocks                                    89.6%
              Convertible Preferred Stocks                      4.5%
              Bonds                                             1.4%
              Convertible Bonds                                 0.5%
              Cash & Other Net Assets                           4.0%


              TOP TEN HOLDINGS (i)

              NRG Energy, Inc.                                  4.6%
              ------------------------------------------------------
              FPL Group, Inc.                                   3.8%
              ------------------------------------------------------
              Edison International                              3.7%
              ------------------------------------------------------
              Williams Cos., Inc.                               3.5%
              ------------------------------------------------------
              TELUS Corp. (non-voting shares)                   3.2%
              ------------------------------------------------------
              Equitable Resources, Inc.                         2.9%
              ------------------------------------------------------
              FirstEnergy Corp.                                 2.8%
              ------------------------------------------------------
              Constellation Energy Group, Inc.                  2.8%
              ------------------------------------------------------
              Entergy Corp.                                     2.6%
              ------------------------------------------------------
              TXU Corp.                                         2.6%
              ------------------------------------------------------

              TOP FIVE INDUSTRIES (i)

              Utilities - Electric Power                       51.0%
              ------------------------------------------------------
              Telephone Services                               15.1%
              ------------------------------------------------------
              Natural Gas - Pipeline                            6.2%
              ------------------------------------------------------
              Natural Gas - Distribution                        6.2%
              ------------------------------------------------------
              Telecommunications - Wireless                     6.0%
              ------------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                                    69.3%
              ------------------------------------------------------
              Canada                                            4.9%
              ------------------------------------------------------
              Germany                                           4.0%
              ------------------------------------------------------
              Brazil                                            3.5%
              ------------------------------------------------------
              Spain                                             3.0%
              ------------------------------------------------------
              Mexico                                            2.8%
              ------------------------------------------------------
              France                                            2.6%
              ------------------------------------------------------
              United Kingdom                                    1.9%
              ------------------------------------------------------
              Norway                                            1.5%
              ------------------------------------------------------
              Other                                             6.5%
              ------------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 10/31/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2006, Class A shares of the MFS Utilities Fund had a total return of 26.48%, at net asset value. This compares with a return of 17.90% for the fund's benchmark, the Standard & Poor's 500 Utilities Index.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the electric power industry contributed to the fund's relative performance for the period. Our positions in electric power generators International Power(c) (U.K.), RWE(c) (Germany), and SUEZ(c) (France) were among the fund's top contributors. All three companies benefited from an increasingly higher pricing environment for power in Europe. Additionally, not owning electric utility provider Southern Company (U.S.), and underweighting Public Service Enterprise Group (U.S.) and Dominion Resources(g) (U.S.), aided relative performance as the returns of all three stocks lagged overall benchmark returns.

Elsewhere in the portfolio, wireless communications company America Movil(c) (Mexico) was a strong performer. This company is the largest mobile service provider in Latin America and benefited from solid revenue and subscriber growth over the reporting period.

Several holdings within the telephone services industry, which is not represented in the benchmark, boosted the fund's relative performance. These included communications companies TELUS(c) (Canada), Telenor(c) (Norway), and SBC Communications(c)(g) (U.S.).

During the reporting period, the portfolio's currency exposure was a contributor to relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Our positions in wireless service providers Sprint Nextel(c)(g) (U.S.) and Vodafone Group(c)(g) (U.K.) were among the top detractors from relative results. Shares of Sprint Nextel struggled after the company lowered its wireless subscriber guidance for 2006. Also, the company's merger with Nextel seemed to have disappointed investors. Vodafone lagged the benchmark as the company faced increased competition and disappointing results in its core European markets.

Although overall stock selection in the electric power industry contributed to relative returns, our underweighted positions in several strong-performing benchmark constituents detracted from results. Among these were Allegheny Energy(g) (U.S.), Duke Energy (U.S.), and Exelon (U.S.).

The fund's cash position was also a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

Maura A. Shaughnessy                          Robert D. Persons
Portfolio Manager                             Portfolio Manager

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                         MFS Utilities       Standard & Poor's
                        Fund - Class A      500 Utilities Index

            10/96          $ 9,425              $10,000
            10/97           12,122               10,923
            10/98           14,804               13,873
            10/99           18,217               14,094
            10/00           22,931               19,149
            10/01           16,574               14,837
            10/02           11,971                9,442
            10/03           15,764               11,921
            10/04           20,242               14,796
            10/05           25,370               18,325
            10/06           32,087               21,605

TOTAL RETURNS THROUGH 10/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                 2/14/92             26.48%      14.12%      13.03%
----------------------------------------------------------------------------
        B                 9/07/93             25.55%      13.28%      12.20%
----------------------------------------------------------------------------
        C                 1/03/94             25.61%      13.28%      12.20%
----------------------------------------------------------------------------
        I                 1/02/97             26.83%      14.43%      13.32%
----------------------------------------------------------------------------
        R                12/31/02             26.19%      13.89%      12.92%
----------------------------------------------------------------------------
       R1                 4/01/05             25.42%      13.23%      12.17%
----------------------------------------------------------------------------
       R2                 4/01/05             25.86%      13.35%      12.23%
----------------------------------------------------------------------------
       R3                10/31/03             26.02%      13.46%      12.29%
----------------------------------------------------------------------------
       R4                 4/01/05             26.21%      14.06%      13.00%
----------------------------------------------------------------------------
       R5                 4/01/05             26.75%      14.19%      13.07%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
Standard & Poor's 500 Utilities Index (f)     17.90%       7.81%       8.01%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                     19.21%      12.78%      12.37%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     21.55%      13.04%      12.20%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     24.61%      13.28%      12.20%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Standard & Poor's 500 Utilities Index - a capitalization-weighted index designed to measure the utilities sector, including those companies considered electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for Classes I, R, R4, and R5 shares includes the performance of the fund's Class A shares for periods prior to their offering. Performance for Classes R1, R2, and R3 shares includes the performance of the fund's Class B shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

------------------------------------------------------------------------------
                                    Beginning     Ending        Expenses
                        Annualized   Account      Account      Paid During
 Share                   Expense      Value        Value        Period (p)
 Class                    Ratio      5/01/06     10/31/06    5/01/06-10/31/06
------------------------------------------------------------------------------
        Actual            1.10%     $1,000.00    $1,154.70        $5.97
   A    ----------------------------------------------------------------------
        Hypothetical (h)  1.10%     $1,000.00    $1,019.66        $5.60
------------------------------------------------------------------------------
        Actual            1.85%     $1,000.00    $1,151.00       $10.03
   B    ----------------------------------------------------------------------
        Hypothetical (h)  1.85%     $1,000.00    $1,015.88        $9.40
------------------------------------------------------------------------------
        Actual            1.85%     $1,000.00    $1,150.80       $10.03
   C    ----------------------------------------------------------------------
        Hypothetical (h)  1.85%     $1,000.00    $1,015.88        $9.40
------------------------------------------------------------------------------
        Actual            0.85%     $1,000.00    $1,156.70        $4.62
   I    ----------------------------------------------------------------------
        Hypothetical (h)  0.85%     $1,000.00    $1,020.92        $4.33
------------------------------------------------------------------------------
        Actual            1.35%     $1,000.00    $1,154.30        $7.33
   R    ----------------------------------------------------------------------
        Hypothetical (h)  1.35%     $1,000.00    $1,018.40        $6.87
------------------------------------------------------------------------------
        Actual            1.94%     $1,000.00    $1,149.60       $10.51
   R1   ----------------------------------------------------------------------
        Hypothetical (h)  1.94%     $1,000.00    $1,015.43        $9.86
------------------------------------------------------------------------------
        Actual            1.59%     $1,000.00    $1,152.40        $8.63
   R2   ----------------------------------------------------------------------
        Hypothetical (h)  1.59%     $1,000.00    $1,017.19        $8.08
------------------------------------------------------------------------------
        Actual            1.52%     $1,000.00    $1,152.70        $8.25
   R3   ----------------------------------------------------------------------
        Hypothetical (h)  1.52%     $1,000.00    $1,017.54        $7.73
------------------------------------------------------------------------------
        Actual            1.28%     $1,000.00    $1,153.10        $6.95
   R4   ----------------------------------------------------------------------
        Hypothetical (h)  1.28%     $1,000.00    $1,018.75        $6.51
------------------------------------------------------------------------------
        Actual            0.96%     $1,000.00    $1,156.30        $5.22
   R5   ----------------------------------------------------------------------
        Hypothetical (h)  0.96%     $1,000.00    $1,020.37        $4.89
------------------------------------------------------------------------------
(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 89.6%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Broadcasting - 3.8%
----------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                  1,011,240             $   10,355,098
Grupo Televisa S.A., ADR                                        1,338,800                 33,041,584
News Corp., "A"                                                 1,195,000                 24,915,750
Time Warner, Inc.                                                 113,700                  2,275,137
Viacom, Inc., "B" (a)                                             360,050                 14,013,146
                                                                                      --------------
                                                                                      $   84,600,715
----------------------------------------------------------------------------------------------------
Cable TV - 0.6%
----------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (a)(l)                                 273,500             $   11,071,280
EchoStar Communications Corp., "A" (a)                             32,300                  1,147,296
                                                                                      --------------
                                                                                      $   12,218,576
----------------------------------------------------------------------------------------------------
Energy - Independent - 1.8%
----------------------------------------------------------------------------------------------------
Apache Corp.                                                       98,000             $    6,401,360
CONSOL Energy, Inc.                                               371,500                 13,147,385
Devon Energy Corp.                                                101,900                  6,810,996
EOG Resources, Inc.                                                16,700                  1,111,051
Southwestern Energy Co. (a)                                       110,500                  3,931,590
Talisman Energy, Inc.                                             392,100                  6,448,496
XTO Energy, Inc.                                                   51,400                  2,398,324
                                                                                      --------------
                                                                                      $   40,249,202
----------------------------------------------------------------------------------------------------
Energy - Integrated - 0.5%
----------------------------------------------------------------------------------------------------
Hess Corp.                                                        266,400             $   11,295,360
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 6.2%
----------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                               967,825             $   36,293,437
Dynegy Holdings, Inc. (a)                                       1,804,000                 10,968,320
Equitable Resources, Inc.                                       1,572,600                 63,721,752
Gaz de France (l)                                                 243,200                  9,780,161
Questar Corp.                                                     198,200                 16,149,336
                                                                                      --------------
                                                                                      $  136,913,006
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 5.5%
----------------------------------------------------------------------------------------------------
El Paso Corp.                                                     149,900             $    2,053,630
Enagas S.A                                                      1,705,855                 41,377,818
Gazprom OAO, ADR                                                   25,100                  1,063,236
Williams Cos., Inc.                                             3,211,750                 78,463,052
                                                                                      --------------
                                                                                      $  122,957,736
----------------------------------------------------------------------------------------------------
Oil Services - 4.0%
----------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                         202,900             $    9,936,013
GlobalSantaFe Corp.                                               688,200                 35,717,580
Noble Corp.                                                       343,200                 24,058,320
Schlumberger Ltd.                                                  51,900                  3,273,852
Terna Participacoes S.A., IEU (a)                                 144,400                  1,520,780
Transocean, Inc. (a)                                              184,100                 13,354,614
                                                                                      --------------
                                                                                      $   87,861,159
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 6.0%
----------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                              674,700             $   28,924,389
Dobson Communications Corp. (a)(l)                              3,429,070                 26,609,583
Hutchison Telecommunications International Ltd. (a)             8,276,000                 15,940,350
Rogers Communications, Inc., "B"                                  412,100                 24,681,552
Tim Participacoes S.A., ADR                                       732,500                 24,612,000
Vimpel-Communications, ADR (a)(l)                                 208,800                 13,778,712
                                                                                      --------------
                                                                                      $  134,546,586
----------------------------------------------------------------------------------------------------
Telephone Services - 15.1%
----------------------------------------------------------------------------------------------------
Alltel Corp.                                                      147,800             $    7,879,218
AT&T, Inc.                                                      1,537,400                 52,655,950
Embarq Corp.                                                      223,700                 10,815,895
FastWeb S.p.A. (l)                                                110,029                  5,450,179
France Telecom S.A                                                770,810                 20,025,512
Neuf Promesses (a)                                                240,710                  7,267,703
Philippine Long Distance Telephone Co.                             47,900                  2,268,138
Royal KPN N.V                                                      81,600                  1,090,709
Singapore Telecommunications Ltd.                              11,152,950                 18,966,385
Telecom Argentina S.A., ADR (a)(l)                                807,300                 12,190,230
Telefonica S.A                                                  1,184,200                 22,828,316
Telekom Austria AG                                                209,800                  5,222,903
Telenor A.S.A                                                   2,141,300                 33,828,451
TELUS Corp. (non-voting shares)                                 1,229,540                 70,581,964
Verizon Communications, Inc.                                      507,400                 18,773,800
Windstream Corp.                                                3,447,476                 47,299,371
                                                                                      --------------
                                                                                      $  337,144,724
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 46.1%
----------------------------------------------------------------------------------------------------
AES Corp. (a)                                                   1,110,500             $   24,419,895
AES Tiete S.A., IPS                                           579,757,500                 14,694,040
Ameren Corp. (l)                                                  312,400                 16,900,840
American Electric Power Co., Inc.                                 652,900                 27,049,647
Centerpoint Energy, Inc. (l)                                      940,600                 14,560,488
CEZ AS                                                            503,400                 19,943,662
CMS Energy Corp. (a)(l)                                         2,808,300                 41,815,587
Constellation Energy Group, Inc.                                  981,903                 61,270,747
CPFL Energia S.A., ADR (l)                                        427,460                 16,200,734
DPL, Inc.                                                         303,100                  8,705,032
Drax Group PLC                                                    284,100                  4,417,230
Duke Energy Corp.                                               1,628,800                 51,535,232
E.ON AG                                                           428,507                 51,423,028
Edison International                                            1,876,200                 83,378,328
Eletropaulo Metropolitana S.A., IPS (a)                       351,700,000                 15,255,644
Enel S.p.A                                                      2,179,140                 20,920,634
Energias do Brasil S.A                                             39,200                    539,366
Enersis S.A., ADR                                               1,107,400                 15,271,046
Entergy Corp.                                                      76,400                  6,557,412
Equatorial Energia S.A., IEU (a)                                  295,700                  2,296,364
Exelon Corp.                                                      350,900                 21,748,782
FirstEnergy Corp.                                               1,056,000                 62,145,600
Fortum Corp.                                                      317,400                  8,736,300
FPL Group, Inc.                                                 1,654,000                 84,354,000
International Power PLC                                         6,032,101                 38,522,140
Mirant Corp. (a)(l)                                             1,362,200                 40,280,254
NRG Energy, Inc. (a)(l)                                         2,146,000                103,329,900
Public Service Enterprise Group, Inc.                             646,900                 39,493,245
Red Electrica de Espana S.A                                        56,400                  2,189,613
Reliant Energy, Inc. (a)                                          333,600                  4,230,048
RWE AG                                                            389,200                 38,472,815
SUEZ S.A                                                          188,022                  8,415,743
Tractebel Energia S.A                                             245,360                  1,945,485
TXU Corp.                                                         902,600                 56,981,138
Veolia Environment                                                184,350                 11,289,761
Xcel Energy, Inc. (l)                                             354,900                  7,832,643
                                                                                      --------------
                                                                                      $1,027,122,423
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $1,663,083,725)                                 $1,994,909,487
----------------------------------------------------------------------------------------------------

Bonds - 1.4%
----------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
----------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.0%
----------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.0286%, 2023 (i)(n)         $  3,836,225             $      418,072
----------------------------------------------------------------------------------------------------
Cable TV - 0.4%
----------------------------------------------------------------------------------------------------
Rogers Cable, Inc., 5.5%, 2014                               $  8,580,000             $    8,065,200
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.0%
----------------------------------------------------------------------------------------------------
Beaver Valley Funding Corp., 9%, 2017                        $  3,147,000             $    3,554,820
Empresa Nacional de Electricidad S.A., 8.35%, 2013              3,010,000                  3,408,232
Mirant North American LLC, 7.375%, 2013                         7,700,000                  7,786,625
TXU Eastern Funding Co., 6.75%, 2009 (d)                          793,000                     47,580
TXU Energy Co., 7%, 2013                                        8,015,000                  8,442,704
                                                                                      --------------
                                                                                      $   23,239,961
----------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $32,407,981)                                            $   31,723,233
----------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 4.5%
----------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 0.7%
----------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (n)                                           12,600             $   15,482,250
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.8%
----------------------------------------------------------------------------------------------------
Entergy Corp., 7.625%                                           1,033,580             $   58,397,270
NRG Energy, Inc., 5.75% (l)                                       108,700                 26,952,165
                                                                                      --------------
                                                                                      $   85,349,435
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE PREFERRED STOCKS
(IDENTIFIED COST, $92,275,418)                                                        $  100,831,685
----------------------------------------------------------------------------------------------------
Convertible Bonds - 0.5%
----------------------------------------------------------------------------------------------------
Cable TV - 0.3%
----------------------------------------------------------------------------------------------------
EchoStar Communications Corp., 5.75%, 2008                   $  6,540,000             $    6,597,225
----------------------------------------------------------------------------------------------------
Oil Services - 0.2%
----------------------------------------------------------------------------------------------------
Transocean, Inc., 1.5%, 2021                                 $  2,860,000             $    3,078,075
----------------------------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS (IDENTIFIED COST, $9,700,292)                                 $    9,675,300
----------------------------------------------------------------------------------------------------
Repurchase Agreements - 4.7%
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 5.31%, dated 10/31/06, due 11/01/06,
total to be received $105,225,518 (secured by various U.S.
Treasury and Federal Agency obligations and Mortgage Backed
securities in a jointly traded account), at Cost             $105,210,000             $  105,210,000
----------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 4.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                         SHARES/PAR                  VALUE ($)
----------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Repurchase Agreement, 5.3025%,
dated 10/31/06, due 11/01/06, total to be received
$11,933,117 (secured by various U.S. Treasury and
Federal Agency obligations and Mortgage Backed
securities in an individually traded account), at Cost       $ 11,931,360             $   11,931,360
----------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost
and Net Asset Value                                            96,386,622                 96,386,622
----------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                $  108,317,982
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $2,010,995,398) (k)                               $2,350,667,687
----------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (5.6)%                                                 (123,904,927)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $2,226,762,760
----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount).
    Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of October 31, 2006, the fund had nine securities that were fair valued, aggregating
    $56,462,711 and 2.40% of market value, in accordance with the policies adopted by the Board of
    Trustees.
(l) All or a portion of this security is on loan.
(n) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,900,322, representing 0.7% of net assets.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                                NET
                                                                                            UNREALIZED
      CONTRACTS TO                                                        CONTRACTS        APPRECIATION
     DELIVER/RECEIVE          SETTLEMENT DATE       IN EXCHANGE FOR        AT VALUE       (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
SALES
EUR     109,470,524           11/30/06 - 12/18/06        $137,880,411      $140,106,845       $(2,226,434)
GBP      20,942,082           11/27/06 - 11/30/06          39,532,135        39,962,041          (429,906)
---------------------------------------------------------------------------------------------------------
                                                         $177,412,546      $180,068,886       $(2,656,340)
---------------------------------------------------------------------------------------------------------
PURCHASES
EUR       5,325,642           11/30/06 - 12/18/06        $  6,761,802      $  6,815,635       $    53,833
GBP       8,629,593           11/27/06 - 11/30/06          16,270,749        16,467,180           196,431
---------------------------------------------------------------------------------------------------------
                                                         $ 23,032,551      $ 23,282,815       $   250,264
---------------------------------------------------------------------------------------------------------

At October 31, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $5,501 with Goldman Sachs & Co.

At October 31, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in this report and are defined:

ADR American Depository Receipt
FRN Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
IEU International Equity Unit
IPS International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated
in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR Euro
GBP British Pound

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements
STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $105,360,315 of securities
on loan (identified cost, $2,010,995,398)                        $2,350,667,687
Cash                                                                  1,419,307
Receivable for forward foreign currency exchange contracts              250,264
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                                      5,501
Receivable for investments sold                                      20,110,663
Receivable for fund shares sold                                       6,693,485
Interest and dividends receivable                                     3,065,233
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,382,212,140
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to custodian                                                 $1,414,366
Distributions payable                                                   676,215
Payable for forward foreign currency exchange contracts               2,656,340
Payable for investments purchased                                    36,607,916
Payable for fund shares reacquired                                    4,691,888
Collateral for securities loaned, at value                          108,317,982
Payable to affiliates
  Management fee                                                         72,834
  Shareholder servicing costs                                           183,755
  Distribution and service fees                                          65,720
  Administrative services fee                                             2,113
  Retirement plan administration and services fees                          263
Payable for independent trustees' compensation                           69,590
Accrued expenses and other liabilities                                  690,398
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $155,449,380
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,226,762,760
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,150,723,934
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         337,281,241
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (268,613,593)
Undistributed net investment income                                   7,371,178
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $2,226,762,760
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   145,396,861
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                     $1,319,703,208
  Shares outstanding                                                 86,067,134
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $15.33
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                 $16.27
-------------------------------------------------------------------------------------------------------

Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $597,963,680
  Shares outstanding                                                 39,128,800
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.28
-------------------------------------------------------------------------------------------------------

Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $260,119,666
  Shares outstanding                                                 17,004,830
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $15.30
-------------------------------------------------------------------------------------------------------

Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $9,830,416
  Shares outstanding                                                    640,066
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.36
-------------------------------------------------------------------------------------------------------

Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $10,122,731
  Shares outstanding                                                    660,880
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.32
-------------------------------------------------------------------------------------------------------

Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,901,805
  Shares outstanding                                                    124,426
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.28
-------------------------------------------------------------------------------------------------------

Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,285,206
  Shares outstanding                                                     84,121
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.28
-------------------------------------------------------------------------------------------------------

Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $14,413,159
  Shares outstanding                                                    941,226
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.31
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $10,786,146
  Shares outstanding                                                    703,859
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.32
-------------------------------------------------------------------------------------------------------

Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $636,743
  Shares outstanding                                                     41,519
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $15.34
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $58,947,366
  Interest                                                             6,802,666
  Foreign taxes withheld                                              (2,184,512)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $63,565,520
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                     $11,367,809
  Distribution and service fees                                       10,995,460
  Shareholder servicing costs                                          3,207,190
  Administrative services fee                                            275,990
  Retirement plan administration and services fees                        29,169
  Independent trustees' compensation                                      47,691
  Custodian fee                                                          792,858
  Shareholder communications                                             245,242
  Auditing fees                                                           45,164
  Legal fees                                                              78,367
  Miscellaneous                                                          279,394
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $27,364,334
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                  (178,325)
  Reduction of expenses by investment adviser                            (18,882)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $27,167,127
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $36,398,393
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $276,727,740
  Foreign currency transactions                                       (3,103,866)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $273,623,874
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $146,608,184
  Translation of assets and liabilities in foreign currencies         (4,438,775)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $142,169,409
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $415,793,283
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $452,191,676
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                           YEARS ENDED 10/31
                                                                ---------------------------------------
                                                                        2006                       2005
CHANGE IN NET ASSETS

FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $36,398,393                $19,525,494
Net realized gain (loss) on investments and foreign
currency transactions                                            273,623,874                279,974,644
Net unrealized gain (loss) on investments and foreign
currency translation                                             142,169,409                 38,155,542
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $452,191,676               $337,655,680
-------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                       $(18,685,709)              $(11,228,838)
  Class B                                                         (5,803,139)                (4,389,574)
  Class C                                                         (2,315,006)                (1,462,469)
  Class I                                                           (146,800)                   (77,745)
  Class R                                                           (124,773)                   (58,110)
  Class R1                                                           (13,376)                    (1,404)
  Class R2                                                           (10,526)                      (691)
  Class R3                                                          (109,291)                   (10,336)
  Class R4                                                           (75,443)                      (471)
  Class R5                                                            (4,795)                      (554)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                    $(27,288,858)              $(17,230,192)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $15,050,747               $121,017,931
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $4,318
-------------------------------------------------------------------------------------------------------
Total change in net assets                                      $439,953,565               $441,447,737
-------------------------------------------------------------------------------------------------------

NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,786,809,195              1,345,361,458
At end of period (including undistributed net
investment income of $7,371,178 and accumulated
distributions in excess of net investment income of
$1,316,349, respectively)                                     $2,226,762,760             $1,786,809,195
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                      YEARS ENDED 10/31
                                             ---------------------------------------------------------------------------------
                                                     2006             2005             2004              2003             2002

Net asset value, beginning of period               $12.33            $9.98            $7.89             $6.13            $8.68
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                         $0.30            $0.18            $0.16             $0.15            $0.16
  Net realized and unrealized gain (loss)
  on investments and foreign currency                2.94             2.34             2.08              1.76            (2.55)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                    $3.24            $2.52            $2.24             $1.91           $(2.39)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $(0.24)          $(0.17)          $(0.15)           $(0.15)          $(0.16)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $15.33           $12.33            $9.98             $7.89            $6.13
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                          26.48            25.33            28.41(b)(z)       31.69           (27.78)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)               1.11             1.13             1.15              1.19             1.15
Expenses after expense reductions (f)                1.11             1.13             1.15               N/A             1.11
Net investment income                                2.24             1.60             1.83              2.11             2.10
Portfolio turnover                                    100              101               97               144               80
Net assets at end of period (000 omitted)      $1,319,703         $933,535         $586,730          $464,832         $382,712
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                       YEARS ENDED 10/31
                                               -------------------------------------------------------------------------------
                                                      2006             2005             2004              2003            2002

Net asset value, beginning of period                $12.29            $9.95            $7.87             $6.11           $8.65
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.20            $0.10            $0.10             $0.10           $0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.93             2.32             2.05              1.76           (2.53)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.13            $2.42            $2.15             $1.86          $(2.43)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)          $(0.08)          $(0.07)           $(0.10)         $(0.11)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.28           $12.29            $9.95             $7.87           $6.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           25.55            24.39            27.50(b)(z)       30.66          (28.30)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.86             1.89             1.91              1.94            1.90
Expenses after expense reductions (f)                 1.86             1.89             1.91               N/A            1.86
Net investment income                                 1.51             0.88             1.10              1.38            1.35
Portfolio turnover                                     100              101               97               144              80
Net assets at end of period (000 omitted)         $597,964         $617,687         $575,642          $531,008        $481,361
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                       YEARS ENDED 10/31
                                               -------------------------------------------------------------------------------
                                                      2006             2005             2004              2003            2002

Net asset value, beginning of period                $12.30            $9.96            $7.87             $6.11           $8.66
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.20            $0.10            $0.10             $0.10           $0.10
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    2.94             2.32             2.06              1.76           (2.54)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $3.14            $2.42            $2.16             $1.86          $(2.44)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                        $(0.14)          $(0.08)          $(0.07)           $(0.10)         $(0.11)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $15.30           $12.30            $9.96             $7.87           $6.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           25.61            24.37            27.63(b)(z)       30.66          (28.38)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.86             1.88             1.90              1.94            1.90
Expenses after expense reductions (f)                 1.86             1.88             1.90               N/A            1.86
Net investment income                                 1.51             0.87             1.10              1.38            1.35
Portfolio turnover                                     100              101               97               144              80
Net assets at end of period (000 omitted)         $260,120         $218,335         $177,875          $159,113        $144,861
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                         YEARS ENDED 10/31
                                                    --------------------------------------------------------------------------
                                                          2006            2005            2004             2003           2002

Net asset value, beginning of period                    $12.35          $10.00           $7.91            $6.14          $8.69
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                              $0.33           $0.21           $0.18            $0.17          $0.18
  Net realized and unrealized gain (loss) on
  investments and foreign currency                        2.95            2.34            2.08             1.77          (2.55)
------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                         $3.28           $2.55           $2.26            $1.94         $(2.37)
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income                            $(0.27)         $(0.20)         $(0.17)          $(0.17)        $(0.18)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $15.36          $12.35          $10.00            $7.91          $6.14
------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                  26.83           25.59           28.84(b)(z)      31.96         (27.56)
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                    0.86            0.88            0.90             0.94           0.90
Expenses after expense reductions (f)                     0.86            0.88            0.90              N/A           0.86
Net investment income                                     2.45            1.81            2.07             2.36           2.33
Portfolio turnover                                         100             101              97              144             80
Net assets at end of period (000 omitted)               $9,830          $6,630          $2,823           $1,744         $1,306
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                            YEARS ENDED 10/31
                                                           ------------------------------------------------------------------
                                                                  2006              2005              2004            2003(i)

Net asset value, beginning of period                            $12.32             $9.97             $7.89              $6.40
-----------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                      $0.27             $0.15             $0.15              $0.11
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                            2.93              2.34              2.05               1.47
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $3.20             $2.49             $2.20              $1.58
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                    $(0.20)           $(0.14)           $(0.12)            $(0.09)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                  $15.32            $12.32             $9.97              $7.89
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                          26.19             25.05             28.11(b)(z)        24.78(n)
-----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                            1.36              1.38              1.40               1.42(a)
Expenses after expense reductions (f)                             1.36              1.38              1.40                N/A
Net investment income                                             2.01              1.33              1.64               1.47(a)
Portfolio turnover                                                 100               101                97                144
Net assets at end of period (000 omitted)                      $10,123            $6,823            $2,169               $189
-----------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $12.29              $11.04
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.19               $0.01
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           2.92                1.29
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.11               $1.30
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.12)             $(0.05)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.28              $12.29
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             25.42               11.77(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.06                2.08(a)
Expenses after expense reductions (f)                                                1.96                2.05(a)
Net investment income                                                                1.40                0.12(a)
Portfolio turnover                                                                    100                 101
Net assets at end of period (000 omitted)                                          $1,902                $879
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $12.29              $11.04
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.23               $0.03
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           2.93                1.29
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.16               $1.32
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.17)             $(0.07)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.28              $12.29
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             25.86               11.96(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.76                1.77(a)
Expenses after expense reductions (f)                                                1.61                1.71(a)
Net investment income                                                                1.74                0.37(a)
Portfolio turnover                                                                    100                 101
Net assets at end of period (000 omitted)                                          $1,285                $377
-------------------------------------------------------------------------------------------------------------

CLASS R3                                                                           YEARS ENDED 10/31
                                                                    -----------------------------------------------
                                                                           2006              2005              2004

Net asset value, beginning of period                                     $12.31             $9.97             $7.89
-------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                               $0.24             $0.11             $0.14
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                         2.94              2.34              2.04
-------------------------------------------------------------------------------------------------------------------
Total from investment operations                                          $3.18             $2.45             $2.18
-------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------
  From net investment income                                             $(0.18)           $(0.11)           $(0.10)
-------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                           $15.31            $12.31             $9.97
-------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                   26.02             24.66             27.77(b)(z)
-------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                     1.62              1.62              1.65
Expenses after expense reductions (f)                                      1.52              1.60              1.65
Net investment income                                                      1.73              0.97              1.42
Portfolio turnover                                                          100               101                97
Net assets at end of period (000 omitted)                               $14,413            $2,426              $122
-------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $12.33              $11.08
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.26               $0.10
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           2.95                1.25
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.21               $1.35
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.22)             $(0.10)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.32              $12.33
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             26.21               12.22(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.28                1.26(a)
Expenses after expense reductions (f)                                                1.28                1.26(a)
Net investment income                                                                1.93                1.50(a)
Portfolio turnover                                                                    100                 101
Net assets at end of period (000 omitted)                                         $10,786                 $62
-------------------------------------------------------------------------------------------------------------

CLASS R5                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $12.33              $11.08
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.28               $0.13
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           2.99                1.24
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $3.27               $1.37
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net investment income                                                       $(0.26)             $(0.12)
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $15.34              $12.33
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             26.75               12.41(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               0.96                0.96(a)
Expenses after expense reductions (f)                                                0.96                0.96(a)
Net investment income                                                                1.98                1.83(a)
Portfolio turnover                                                                    100                 101
Net assets at end of period (000 omitted)                                            $637                 $56
-------------------------------------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R), April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(z) The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of investment restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%,
    28.83%, 28.10% and 27.76% for Class A, Class B, Class C, Class I, Class R and Class R3, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2006, the fund's custodian fees were reduced by $159,370 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2006, the fund's custodian expenses were reduced by $18,955 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to foreign currency transactions and wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                                      10/31/06         10/31/05

Ordinary income (including any short-term
capital gains)                                     $27,288,858      $17,230,192

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                         $2,011,317,315
          ----------------------------------------------------------
          Gross appreciation                            $351,978,451
          Gross depreciation                             (12,628,079)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $339,350,372
          Undistributed ordinary income                   11,941,328
          Capital loss carryforwards                    (269,629,338)
          Other temporary differences                     (5,623,536)

As of October 31, 2006, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

          10/31/10                                     $(269,629,338)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $3.0 billion. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. For the year ended October 31, 2006, the fund's average daily net assets did not exceed $3.0 billion and therefore, the management fee was not reduced. The management fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $274,746 for the year ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%          $2,591,585
Class B                             0.75%              0.25%              1.00%             1.00%           6,015,289
Class C                             0.75%              0.25%              1.00%             1.00%           2,295,561
Class R                             0.25%              0.25%              0.50%             0.50%              40,682
Class R1                            0.50%              0.25%              0.75%             0.75%               9,558
Class R2                            0.25%              0.25%              0.50%             0.50%               3,468
Class R3                            0.25%              0.25%              0.50%             0.50%              31,172
Class R4                               --              0.25%              0.25%             0.25%               8,145
-----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $10,995,460

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2006, were as follows:

                                                        AMOUNT
              Class A                                  $14,480
              Class B                                  534,811
              Class C                                   27,661

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2006, the fee was $1,801,387, which equated to 0.0950% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2006, these costs amounted to $616,650. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.0146% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                           FEE RATE        RATE(g)       AMOUNT
Class R1                                      0.45%          0.35%       $5,735
Class R2                                      0.40%          0.25%        2,774
Class R3                                      0.25%          0.15%       15,586
Class R4                                      0.15%          0.15%        4,887
Class R5                                      0.10%          0.10%          187
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                           $29,169

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended October 31, 2006, this waiver amounted to $8,549 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $2,045. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $5,326. Both amounts are included in independent trustees' compensation for the year ended October 31, 2006. The deferred liability for retirement benefits payable to certain independent trustees under both plans amounted to $64,914 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2006, the fee paid to Tarantino LLC was $11,537. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $10,333, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $1,837,654,769 and $1,861,934,045, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                    YEAR ENDED                        YEAR ENDED
                                                     10/31/06                        10/31/05(i)
                                             SHARES           AMOUNT           SHARES           AMOUNT
Shares sold
  Class A                                   33,508,984      $458,480,658      33,012,111      $380,967,466
  Class B                                    4,742,777        63,866,481       6,155,311        70,346,774
  Class C                                    2,945,245        39,895,981       3,474,179        39,724,548
  Class I                                      306,670         4,242,384         320,468         3,769,390
  Class R                                      321,836         4,305,463         442,895         5,029,875
  Class R1                                      86,994         1,169,275          75,150           902,415
  Class R2                                      57,226           778,779          34,360           435,607
  Class R3                                     945,010        13,009,585         229,235         2,753,147
  Class R4                                     803,432        11,169,808           4,954            55,651
  Class R5                                      40,477           573,603           4,513            50,000
-----------------------------------------------------------------------------------------------------------
                                            43,758,651      $597,492,017      43,753,176      $504,034,873

Shares issued to shareholders in
reinvestment of distributions

  Class A                                    1,154,428       $16,017,930         820,461        $9,602,010
  Class B                                      346,869         4,817,355         306,385         3,572,910
  Class C                                      113,999         1,591,737          86,295         1,009,289
  Class I                                       10,392           144,309           6,391            75,359
  Class R                                        7,535           104,556           4,585            54,099
  Class R1                                         947            13,364             113             1,397
  Class R2                                         746            10,526              55               673
  Class R3                                       7,548           107,740             843            10,212
  Class R4                                       5,217            75,443              39               471
  Class R5                                          89             1,246              46               554
-----------------------------------------------------------------------------------------------------------
                                             1,647,770       $22,884,206       1,225,213       $14,326,974

Shares reacquired
  Class A                                  (24,317,849)    $(325,008,013)    (16,877,017)    $(193,480,346)
  Class B                                  (16,226,099)     (218,698,121)    (14,033,040)     (159,448,969)
  Class C                                   (3,804,487)      (50,809,784)     (3,664,643)      (41,656,935)
  Class I                                     (213,937)       (2,834,328)        (72,276)         (840,827)
  Class R                                     (222,508)       (2,972,060)       (111,046)       (1,265,328)
  Class R1                                     (35,033)         (477,175)         (3,745)          (46,778)
  Class R2                                      (4,497)          (60,223)         (3,769)          (45,979)
  Class R3                                    (208,328)       (2,858,235)        (45,303)         (558,754)
  Class R4                                    (109,783)       (1,555,899)             --                --
  Class R5                                      (3,606)          (51,638)             --                --
-----------------------------------------------------------------------------------------------------------
                                           (45,146,127)    $(605,325,476)    (34,810,839)    $(397,343,916)

Net change
  Class A                                   10,345,563      $149,490,575      16,955,555      $197,089,130
  Class B                                  (11,136,453)     (150,014,285)     (7,571,344)      (85,529,285)
  Class C                                     (745,243)       (9,322,066)       (104,169)         (923,098)
  Class I                                      103,125         1,552,365         254,583         3,003,922
  Class R                                      106,863         1,437,959         336,434         3,818,646
  Class R1                                      52,908           705,464          71,518           857,034
  Class R2                                      53,475           729,082          30,646           390,301
  Class R3                                     744,230        10,259,090         184,775         2,204,605
  Class R4                                     698,866         9,689,352           4,993            56,122
  Class R5                                      36,960           523,211           4,559            50,554
-----------------------------------------------------------------------------------------------------------
                                               260,294       $15,050,747      10,167,550      $121,017,931

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated
    period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2006, the fund's commitment fee and interest expense were $11,966 and $646, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of MFS Utilities Fund:

We have audited the accompanying statement of assets and liabilities of MFS Utilities Fund (the Fund), (one of the portfolios comprising MFS Series Trust
VI), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Utilities Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                           /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 21, 2006

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       -----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President
                                                                          and Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                     CUSTODIANS
Massachusetts Financial Services Company               State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741             225 Franklin Street, Boston, MA 02110

                                                       JPMorgan Chase Bank
DISTRIBUTOR                                            One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                            New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741

                                                       INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                     Ernst & Young LLP
Maura A. Shaughnessy                                   200 Clarendon Street, Boston, MA 02116
Robert D. Persons

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 1st quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee on assets over $3 billion, which may not be changed without the Trustees' approval. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was approximately at the Lipper expense group median and the total expense ratio was lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is currently subject to the breakpoint described above. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

For corporate shareholders, 63.31% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

                                    M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 Annual report

MFS(R) Global Equity Fund


LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          5
--------------------------------------------------------------
EXPENSE TABLE                                                8
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    10
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         15
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     18
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         20
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        21
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               30
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     40
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       41
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               47
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       51
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              51
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     51
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       52
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

---------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
---------------------------------------------------------------------------

                                                                        10/31/06
                                                                         LGE-ANN

[Photo of Robert J. Manning]

LETTER FROM THE CEO

Dear Shareholders:

    What a difference a year can make. By the end of 2005, the Dow Jones Industrial Average had lost value over the course of the year, as stocks were beaten back by a myriad of investor worries, including a spike in oil prices, a rise in interest rates, and political uncertainty in the Middle East.

    Fast forward to 2006, and we have seen a dramatically different picture. While there were some fluctuations in the global markets in the first half of the year, the second half of 2006 has, so far, been good to many investors. Oil prices retreated, boosting consumer confidence, and interest rates have held steady. U.S. stock markets responded favorably to this news, as the Dow reached a record high in October, passing the 12,000 mark.

    What does all of this mean for you? If you're focused on a long-term investment strategy, the high points in the road -- and the bumps -- should not necessarily dictate portfolio action on your part. Markets are inherently cyclical, and we firmly believe that investors who remain committed to a long-term investment strategy are more likely to achieve their goals than those who consistently chase short-term performance.

    At MFS(R), our unique teamwork approach to managing money and our global research platform support an unwavering focus on helping you realize your long-term financial goals. We believe in a three-pronged investment strategy of allocating your holdings across major asset classes, diversifying within each class, and rebalancing regularly. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience -- two traits that are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2006

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Stocks                                           98.5%
              Cash & Other Net Assets                           1.5%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                             3.6%
              ------------------------------------------------------
              Johnson & Johnson                                 3.3%
              ------------------------------------------------------
              Nestle S.A.                                       3.3%
              ------------------------------------------------------
              American Express Co.                              2.3%
              ------------------------------------------------------
              L'Air Liquide S.A., Bearer Shares                 2.2%
              ------------------------------------------------------
              Roche Holding AG                                  2.2%
              ------------------------------------------------------
              UBS AG                                            1.9%
              ------------------------------------------------------
              Bank of New York Co., Inc.                        1.9%
              ------------------------------------------------------
              Diageo PLC                                        1.8%
              ------------------------------------------------------
              AXA                                               1.7%
              ------------------------------------------------------

              EQUITY SECTORS

              Financial Services                               20.6%
              ------------------------------------------------------
              Consumer Staples                                 15.9%
              ------------------------------------------------------
              Health Care                                      15.6%
              ------------------------------------------------------
              Technology                                        8.4%
              ------------------------------------------------------
              Retailing                                         7.2%
              ------------------------------------------------------
              Leisure                                           6.3%
              ------------------------------------------------------
              Basic Materials                                   6.1%
              ------------------------------------------------------
              Energy                                            4.9%
              ------------------------------------------------------
              Autos & Housing                                   4.5%
              ------------------------------------------------------
              Industrial Goods & Services                       3.7%
              ------------------------------------------------------
              Utilities & Communications                        3.5%
              ------------------------------------------------------
              Special Products & Services                       1.3%
              ------------------------------------------------------
              Transportation                                    0.5%
              ------------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                                    38.8%
              ------------------------------------------------------
              France                                       `   14.8%
              ------------------------------------------------------
              United Kingdom                                   12.8%
              ------------------------------------------------------
              Switzerland                                      10.0%
              ------------------------------------------------------
              Japan                                             8.3%
              ------------------------------------------------------
              Germany                                           4.0%
              ------------------------------------------------------
              Italy                                             2.1%
              ------------------------------------------------------
              South Korea                                       1.6%
              ------------------------------------------------------
              Netherlands                                       1.0%
              ------------------------------------------------------
              Other Countries                                   6.6%
              ------------------------------------------------------

Percentages are based on net assets as of 10/31/06.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2006, Class A shares of the MFS Global Equity Fund provided a total return of 24.73%, at net asset value. This compares with a return of 21.91% for the fund's benchmark, the MSCI World Index.

CONTRIBUTORS TO PERFORMANCE

Strong stock selection in the health care sector was the primary factor generating outperformance. German pharmaceutical company Schering(g) and scientific products and services provider Fisher Scientific International were among the fund's top contributors over the period. Shares of Schering soared after receiving acquisition offers from Merck and Bayer early in 2006 (Schering is in the process of being acquired by Bayer).

In the consumer staples sector, stock selection also helped. UK-based household products manufacturer Reckitt Benckiser contributed to relative returns as the company delivered strong sales growth over the period.

Although stock selection in the retailing sector added to relative performance, no stocks within this sector were among the fund's top contributors.

Stock selection in the financial services and the utilities and communications sectors also strengthened relative results. In financial services, investment banking firm Goldman Sachs, Swiss wealth management firm Julius Baer Holding(c), Italian banking firm UniCredito Italiano, and Swiss investment management and banking firm UBS contributed to positive results. In utilities and communications, our positioning in Spanish electric utility company Iberdrola(g) bolstered the fund's results. Iberdrola benefited from merger speculation taking place in the European utilities industry.

Stocks in other sectors that helped relative performance included Japanese video game console maker Nintendo and printers and computer peripherals maker Canon.

During the reporting period, our currency exposure was a contributor to the fund's relative performance. All of MFS' investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

DETRACTORS FROM PERFORMANCE

Stock selection in the basic materials sector held back relative performance. Our holding in diversified materials company 3M Co. was among the fund's top detractors. Although 3M stock was up for the period, it lagged the market, due largely to slow sales and lower profitability in its optical films business, which was the result of weaker demand for LCD screen displays and start-up issues at a new plant.

Elsewhere in the fund, network security software company Symantec(c)(g), direct-sale computer vendor Dell, chip giant Intel, and medical device maker Medtronic also detracted from relative performance.

The fund's cash position was a detractor from relative performance. The fund holds cash to buy new holdings and to provide liquidity. In a period when equity markets rose, as measured by the fund's benchmark, holding cash hurt performance versus the benchmark, which has no cash position.

Respectfully,

David R. Mannheim                             Simon Todd
Portfolio Manager                             Portfolio Manager

(c) Security is not a benchmark constituent.
(g) Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market and other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/06

The following chart illustrates the historical performance of the fund's Class A shares in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE VISIT MFS.COM. (FOR THE MOST RECENT MONTH-END PERFORMANCE FOR CLASS I SHARES CALL 1-800-343-2829. MOST RECENT MONTH-END PERFORMANCE FOR J SHARES CAN BE OBTAINED BY CALLING CITIBANK N.A. AT 0120-322522.) THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                       MFS Global Equity           MSCI
                        Fund - Class A          World Index

          10/96             $ 9,425              $10,000
          10/97              11,386               11,725
          10/98              12,236               13,564
          10/99              14,171               17,000
          10/00              15,644               17,237
          10/01              12,879               12,886
          10/02              12,124               11,017
          10/03              14,337               13,697
          10/04              16,791               15,582
          10/05              18,893               17,736
          10/06              23,565               21,622

TOTAL RETURNS THROUGH 10/31/06

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date      1-yr        5-yr       10-yr
----------------------------------------------------------------------------
        A                 9/07/93             24.73%      12.84%       9.60%
----------------------------------------------------------------------------
        B                12/29/86             23.77%      11.99%       8.77%
----------------------------------------------------------------------------
        C                 1/03/94             23.84%      12.00%       8.77%
----------------------------------------------------------------------------
        I                 1/02/97             25.09%      13.13%       9.86%
----------------------------------------------------------------------------
        J                 7/09/99             23.88%      12.06%       8.83%
----------------------------------------------------------------------------
        R                12/31/02             24.44%      12.62%       9.49%
----------------------------------------------------------------------------
       R1                 4/01/05             23.68%      11.95%       8.75%
----------------------------------------------------------------------------
       R2                 4/01/05             24.14%      12.07%       8.80%
----------------------------------------------------------------------------
       R3                10/31/03             24.22%      12.19%       8.86%
----------------------------------------------------------------------------
       R4                 4/01/05             24.54%      12.79%       9.57%
----------------------------------------------------------------------------
       R5                 4/01/05             24.95%      12.90%       9.63%
----------------------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
----------------------------------------------------------------------------
MSCI World Index (f)                          21.91%      10.91%       8.02%
----------------------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
   Share class
----------------------------------------------------------------------------
        A                                     17.55%      11.52%       8.95%
With Initial Sales Charge (5.75%)
----------------------------------------------------------------------------
        B                                     19.77%      11.74%       8.77%
With CDSC (Declining over six years
from 4% to 0%) (x)
----------------------------------------------------------------------------
        C                                     22.84%      12.00%       8.77%
With CDSC (1% for 12 months) (x)
----------------------------------------------------------------------------
        J                                     20.17%      11.38%       8.50%
With Initial Sales Charge (3.00%)
----------------------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. Please see Notes to Performance Summary for more details.

CDSC - Contingent Deferred Sales Charge.
(f) Source: FactSet Research Systems Inc.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Morgan Stanley Capital International (MSCI) World Index - a market capitalization index that is designed to measure global developed market equity performance.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Class J shares are available only to residents of Japan. Class R shares are available only to existing Class R shareholders. Class I shares are only available to certain eligible investors, and Class R1, R2, R3, R4, and R5 shares are only available to certain retirement plans.

Performance for I, R, R4, and R5 shares includes the performance of the fund's Class A shares prior to their offering. Performance for J, R1, R2, and R3 includes the performance of the fund's Class B shares prior to their offering. For reporting periods ending prior to March 31, 2004, when quoting performance for the fund's Class I and R shares, the performance of these share classes included the performance of the fund's Class B shares, rather than Class A shares. The blending methodology changed for reporting periods ending on or after March 31, 2004, because Class A shares now have a 10 year performance history, and share class performance is being blended to Class A shares based upon the similarity of share class operating expenses. This change in blending methodology results in better performance for Class I and R shares than it had under the prior blending methodology. For a transitional period lasting until December 31, 2007, performance for Classes I and R shares under the prior methodology is available at mfs.com. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, May 1, 2006 through October 31, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2006 through October 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    5/01/06-
Class                       Ratio      5/01/06         10/31/06       10/31/06
--------------------------------------------------------------------------------
       Actual               1.44%     $1,000.00       $1,074.70         $7.53
   A   -------------------------------------------------------------------------
       Hypothetical (h)     1.44%     $1,000.00       $1,017.95         $7.32
--------------------------------------------------------------------------------
       Actual               2.19%     $1,000.00       $1,070.60        $11.43
   B   -------------------------------------------------------------------------
       Hypothetical (h)     2.19%     $1,000.00       $1,014.17        $11.12
--------------------------------------------------------------------------------
       Actual               2.19%     $1,000.00       $1,070.80        $11.43
   C   -------------------------------------------------------------------------
       Hypothetical (h)     2.19%     $1,000.00       $1,014.17        $11.12
--------------------------------------------------------------------------------
       Actual               1.19%     $1,000.00       $1,076.30         $6.23
   I   -------------------------------------------------------------------------
       Hypothetical (h)     1.19%     $1,000.00       $1,019.21         $6.06
--------------------------------------------------------------------------------
       Actual               2.14%     $1,000.00       $1,071.00        $11.17
   J   -------------------------------------------------------------------------
       Hypothetical (h)     2.14%     $1,000.00       $1,014.42        $10.87
--------------------------------------------------------------------------------
       Actual               1.69%     $1,000.00       $1,073.70         $8.83
   R   -------------------------------------------------------------------------
       Hypothetical (h)     1.69%     $1,000.00       $1,016.69         $8.59
--------------------------------------------------------------------------------
       Actual               2.29%     $1,000.00       $1,070.30        $11.95
  R1   -------------------------------------------------------------------------
       Hypothetical (h)     2.29%     $1,000.00       $1,013.66        $11.62
--------------------------------------------------------------------------------
       Actual               1.93%     $1,000.00       $1,072.30        $10.08
  R2   -------------------------------------------------------------------------
       Hypothetical (h)     1.93%     $1,000.00       $1,015.48         $9.80
--------------------------------------------------------------------------------
       Actual               1.83%     $1,000.00       $1,072.60         $9.56
  R3   -------------------------------------------------------------------------
       Hypothetical (h)     1.83%     $1,000.00       $1,015.98         $9.30
--------------------------------------------------------------------------------
       Actual               1.63%     $1,000.00       $1,073.80         $8.52
  R4   -------------------------------------------------------------------------
       Hypothetical (h)     1.63%     $1,000.00       $1,016.99         $8.29
--------------------------------------------------------------------------------
       Actual               1.28%     $1,000.00       $1,075.60         $6.70
  R5   -------------------------------------------------------------------------
       Hypothetical (h)     1.28%     $1,000.00       $1,018.75         $6.51
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.5%
----------------------------------------------------------------------------------------------------
ISSUER                                                               SHARES/PAR         VALUE ($)
----------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.7%
----------------------------------------------------------------------------------------------------
Diageo PLC                                                        740,757             $   13,707,830
Pernod Ricard S.A. (l)                                             33,810                  6,772,359
                                                                                      --------------
                                                                                      $   20,480,189
----------------------------------------------------------------------------------------------------
Apparel Manufacturers - 3.2%
----------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                              116,830             $   12,178,181
NIKE, Inc., "B"                                                   134,570                 12,364,292
                                                                                      --------------
                                                                                      $   24,542,473
----------------------------------------------------------------------------------------------------
Automotive - 4.5%
----------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                       135,200             $    7,767,139
Bridgestone Corp. (l)                                             275,500                  5,748,664
Harley-Davidson, Inc. (l)                                         155,640                 10,681,573
Toyota Motor Corp.                                                167,100                  9,902,963
                                                                                      --------------
                                                                                      $   34,100,339
----------------------------------------------------------------------------------------------------
Biotechnology - 1.7%
----------------------------------------------------------------------------------------------------
Actelion Ltd. (a)(l)                                               18,300             $    3,083,732
Amgen, Inc. (a)                                                   128,760                  9,774,172
                                                                                      --------------
                                                                                      $   12,857,904
----------------------------------------------------------------------------------------------------
Broadcasting - 4.0%
----------------------------------------------------------------------------------------------------
Viacom, Inc., "B" (a)                                             186,125             $    7,243,985
Vivendi S.A                                                       146,200                  5,537,794
Walt Disney Co.                                                   242,770                  7,637,544
WPP Group PLC                                                     758,800                  9,720,633
                                                                                      --------------
                                                                                      $   30,139,956
----------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.5%
----------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                          60,800             $   11,539,232
Julius Baer Holding Ltd.                                           72,714                  7,685,196
                                                                                      --------------
                                                                                      $   19,224,428
----------------------------------------------------------------------------------------------------
Business Services - 1.3%
----------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                               176,610             $    5,812,235
DST Systems, Inc. (a)                                              63,970                  3,952,706
                                                                                      --------------
                                                                                      $    9,764,941
----------------------------------------------------------------------------------------------------
Chemicals - 2.4%
----------------------------------------------------------------------------------------------------
3M Co.                                                            157,860             $   12,445,682
Bayer AG                                                          112,160                  5,648,809
                                                                                      --------------
                                                                                      $   18,094,491
----------------------------------------------------------------------------------------------------
Computer Software - 1.2%
----------------------------------------------------------------------------------------------------
Oracle Corp. (a)                                                  512,150             $    9,459,411
----------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.7%
----------------------------------------------------------------------------------------------------
Dell, Inc. (a)                                                    231,800             $    5,639,694
----------------------------------------------------------------------------------------------------
Consumer Goods & Services - 8.7%
----------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                166,250             $    8,447,163
Estee Lauder Cos., Inc., "A"                                      131,170                  5,297,956
Henkel KGaA, IPS                                                   42,200                  5,654,143
Kao Corp.                                                         279,000                  7,324,839
L'Oreal S.A                                                        57,740                  5,616,990
Procter & Gamble Co.                                              104,264                  6,609,295
Reckitt Benckiser PLC                                             629,920                 27,411,443
                                                                                      --------------
                                                                                      $   66,361,829
----------------------------------------------------------------------------------------------------
Electrical Equipment - 3.1%
----------------------------------------------------------------------------------------------------
Legrand S.A                                                       119,470             $    3,385,975
Nitto Denko Corp. (l)                                              66,600                  3,798,880
Rockwell Automation, Inc.                                          84,300                  5,226,600
Schneider Electric S.A                                            110,836                 11,518,001
                                                                                      --------------
                                                                                      $   23,929,456
----------------------------------------------------------------------------------------------------
Electronics - 5.9%
----------------------------------------------------------------------------------------------------
Canon, Inc.                                                       177,300             $    9,506,743
Intel Corp.                                                       551,020                 11,758,767
Nintendo Co. Ltd.                                                   8,700                  1,779,655
OMRON Corp.                                                       141,200                  3,646,676
Ricoh Co. Ltd.                                                    296,000                  5,847,351
Samsung Electronics Co. Ltd.                                       19,050                 12,352,276
                                                                                      --------------
                                                                                      $   44,891,468
----------------------------------------------------------------------------------------------------
Energy - Integrated - 4.9%
----------------------------------------------------------------------------------------------------
BP PLC                                                            133,160             $    1,481,029
Chevron Corp.                                                      90,330                  6,070,176
Exxon Mobil Corp.                                                 133,470                  9,532,427
Royal Dutch Shell PLC                                             214,300                  7,427,863
TOTAL S.A                                                         184,180                 12,473,827
                                                                                      --------------
                                                                                      $   36,985,322
----------------------------------------------------------------------------------------------------
Food & Beverages - 4.5%
----------------------------------------------------------------------------------------------------
General Mills, Inc.                                                67,940             $    3,860,351
Nestle S.A                                                         72,710                 24,855,620
PepsiCo, Inc.                                                      88,810                  5,634,106
                                                                                      --------------
                                                                                      $   34,350,077
----------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.6%
----------------------------------------------------------------------------------------------------
Tesco PLC                                                       1,596,616             $   11,985,783
----------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.3%
----------------------------------------------------------------------------------------------------
Harrah's Entertainment, Inc.                                       29,900             $    2,222,467
Ladbrokes PLC                                                     747,810                  5,827,799
William Hill PLC                                                  739,110                  9,179,336
                                                                                      --------------
                                                                                      $   17,229,602
----------------------------------------------------------------------------------------------------
General Merchandise - 1.2%
----------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                             190,040             $    9,365,171
----------------------------------------------------------------------------------------------------
Insurance - 6.5%
----------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                        99,100             $    4,451,572
Assicurazioni Generali S.p.A                                      218,210                  8,660,984
AXA                                                               336,770                 12,833,633
Genworth Financial, Inc., "A"                                     238,670                  7,981,125
Lincoln National Corp.                                             47,300                  2,994,563
QBE Insurance Group Ltd.                                          181,050                  3,463,738
Swiss Reinsurance Co.                                             115,368                  9,465,141
                                                                                      --------------
                                                                                      $   49,850,756
----------------------------------------------------------------------------------------------------
Machinery & Tools - 0.6%
----------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                         52,600             $    4,565,699
----------------------------------------------------------------------------------------------------
Major Banks - 5.3%
----------------------------------------------------------------------------------------------------
Banca Intesa S.p.A. (l)                                           571,400             $    3,907,083
Bank of New York Co., Inc.                                        414,290                 14,239,147
Credit Agricole S.A                                               216,730                  9,216,490
Erste Bank der oesterreichischen Sparkassen AG (l)                 59,440                  4,048,416
State Street Corp.                                                 74,800                  4,804,404
UniCredito Italiano S.p.A                                         457,880                  3,797,253
                                                                                      --------------
                                                                                      $   40,012,793
----------------------------------------------------------------------------------------------------
Medical Equipment - 4.2%
----------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                      155,960             $    4,878,429
Fisher Scientific International, Inc. (a)                         120,190                 10,290,668
Medtronic, Inc.                                                   192,760                  9,383,557
Waters Corp. (a)                                                  156,800                  7,808,640
                                                                                      --------------
                                                                                      $   32,361,294
----------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 1.0%
----------------------------------------------------------------------------------------------------
Gaz de France (l)                                                  92,700             $    3,727,882
Tokyo Gas Co. Ltd.                                                700,000                  3,573,780
                                                                                      --------------
                                                                                      $    7,301,662
----------------------------------------------------------------------------------------------------
Network & Telecom - 0.6%
----------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                             1,128,280             $    4,280,771
----------------------------------------------------------------------------------------------------
Other Banks & Diversified Financials - 6.3%
----------------------------------------------------------------------------------------------------
American Express Co.                                              303,280             $   17,532,617
Banco Bilbao Vizcaya Argentaria S.A                               173,880                  4,199,936
Bangkok Bank Public Co. Ltd.                                    1,169,600                  3,825,608
PT Bank Central Asia Tbk                                        5,630,000                  2,878,766
Shinsei Bank Ltd.                                                 800,000                  4,617,950
UBS AG                                                            245,657                 14,681,130
                                                                                      --------------
                                                                                      $   47,736,007
----------------------------------------------------------------------------------------------------
Pharmaceuticals - 9.7%
----------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                   131,040             $    7,339,550
GlaxoSmithKline PLC                                               469,780                 12,547,112
Johnson & Johnson                                                 373,510                 25,174,574
Roche Holding AG                                                   95,830                 16,780,367
Sanofi-Aventis (l)                                                146,260                 12,435,741
                                                                                      --------------
                                                                                      $   74,277,344
----------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.5%
----------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                      87,656             $    4,175,932
----------------------------------------------------------------------------------------------------
Specialty Chemicals - 3.7%
----------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd. (l)                                          276,000             $    3,179,305
L'Air Liquide S.A., Bearer Shares                                  79,221                 16,869,734
Praxair, Inc.                                                     131,080                  7,897,570
                                                                                      --------------
                                                                                      $   27,946,609
----------------------------------------------------------------------------------------------------
Specialty Stores - 1.2%
----------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                              381,500             $    3,693,644
NEXT PLC                                                          160,270                  5,748,192
                                                                                      --------------
                                                                                      $    9,441,836
----------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.4%
----------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (a)             1,441,000             $    2,775,501
----------------------------------------------------------------------------------------------------
Telephone Services - 0.6%
----------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                               2,821,975             $    4,798,969
----------------------------------------------------------------------------------------------------
Utilities - Electric Power - 1.5%
----------------------------------------------------------------------------------------------------
E.ON AG                                                            95,040             $   11,405,285
----------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS (IDENTIFIED COST, $558,922,134)                                   $  750,332,992
----------------------------------------------------------------------------------------------------
Short-Term Obligations - 1.4%
----------------------------------------------------------------------------------------------------
General Electric Co., 5.3%, due 11/01/06, at Amortized
Cost and Value (y)                                           $ 10,946,000             $   10,946,000
----------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 3.7%
----------------------------------------------------------------------------------------------------
Merrill Lynch Repurchase Agreement, 5.3025%,
dated 10/31/06, due 11/01/06, total to be
received $20,889,771 (secured by various U.S.
Treasury and Federal Agency obligations and
Mortgage Backed securities in an individually
traded account), at Cost                                     $ 20,886,695             $   20,886,695
Navigator Securities Lending Prime Portfolio,
at Cost and Net Asset Value                                     7,613,133                  7,613,133
----------------------------------------------------------------------------------------------------
TOTAL COLLATERAL FOR SECURITIES LOANED                                                $   28,499,828
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $598,367,962)                                     $  789,778,820
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (3.6)%                                                  (27,732,606)
----------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                   $  762,046,214
----------------------------------------------------------------------------------------------------
(a) Non-income producing security.
(l) All or a portion of this security is on loan.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviation is used in this report and is defined:

IPS International Preference Stock

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/06

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value, including $27,324,896 of securities on
loan (identified cost, $598,367,962)                                $789,778,820
Cash                                                                     159,295
Foreign currency, at value (identified cost, $7,549)                       7,755
Receivable for investments sold                                        9,887,444
Receivable for fund shares sold                                        1,487,070
Interest and dividends receivable                                        869,846
------------------------------------------------------------------------------------------------------
Total assets                                                                              $802,190,230
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Payable for investments purchased                                     $9,129,474
Payable for fund shares reacquired                                     1,846,426
Collateral for securities loaned, at value                            28,499,828
Payable to affiliates
  Management fee                                                          37,367
  Shareholder servicing costs                                             86,855
  Distribution and service fees                                           18,022
  Administrative services fee                                                775
  Retirement plan administration and services fees                           157
Payable for independent trustees' compensation                            58,601
Accrued expenses and other liabilities                                   466,511
------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $40,144,016
------------------------------------------------------------------------------------------------------
Net assets                                                                                $762,046,214
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $477,313,511
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies          191,418,528
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                 82,631,610
Undistributed net investment income                                   10,682,565
------------------------------------------------------------------------------------------------------
Net assets                                                                                $762,046,214
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   25,140,727
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $465,394,345
  Shares outstanding                                                  15,117,569
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                     $30.78
------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per share)                                $32.66
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $139,655,669
  Shares outstanding                                                   4,795,326
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $29.12
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $41,350,521
  Shares outstanding                                                   1,446,991
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                  $28.58
------------------------------------------------------------------------------------------------------

Class I shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $63,713,699
  Shares outstanding                                                   2,034,548
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $31.32
------------------------------------------------------------------------------------------------------

Class J shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $20,831,553
  Shares outstanding                                                     723,369
------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                $28.80
------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00Xnet asset value per share)                                $29.69
------------------------------------------------------------------------------------------------------

Class R shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $13,909,218
  Shares outstanding                                                     456,676
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $30.46
------------------------------------------------------------------------------------------------------

Class R1 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $1,348,027
  Shares outstanding                                                      46,388
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $29.06
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R2 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                            $574,814
  Shares outstanding                                                      19,670
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $29.22
------------------------------------------------------------------------------------------------------

Class R3 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $6,500,859
  Shares outstanding                                                     214,742
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $30.27
------------------------------------------------------------------------------------------------------

Class R4 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                          $8,702,757
  Shares outstanding                                                     283,350
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $30.71
------------------------------------------------------------------------------------------------------

Class R5 shares
------------------------------------------------------------------------------------------------------
  Net assets                                                             $64,752
  Shares outstanding                                                       2,098
------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                               $30.86
------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/06

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $22,785,407
  Interest                                                               676,852
  Foreign taxes withheld                                                (992,604)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $22,469,655
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $6,395,172
  Distribution and service fees                                        3,217,863
  Shareholder servicing costs                                          1,123,201
  Administrative services fee                                            112,311
  Retirement plan administration and services fees                        21,728
  Independent trustees' compensation                                      27,556
  Custodian fee                                                          534,679
  Shareholder communications                                              86,126
  Auditing fees                                                           50,085
  Legal fees                                                              25,508
  Miscellaneous                                                          168,975
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $11,763,204
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (64,261)
  Reduction of expenses by investment adviser                            (10,180)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $11,688,763
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $10,780,892
------------------------------------------------------------------------------------------------------

Statement of Operations - continued

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                            $96,431,871
  Foreign currency transactions                                          (30,630)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $96,401,241
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                        $47,897,081
  Translation of assets and liabilities in foreign currencies             24,826
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $47,921,907
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $144,323,148
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $155,104,040
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                            YEARS ENDED 10/31
                                                                    ----------------------------------
                                                                         2006                     2005

CHANGE IN NET ASSETS

FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                      $10,780,892                $(105,392)
Net realized gain (loss) on investments and foreign
currency transactions                                              96,401,241               79,054,536
Net unrealized gain (loss) on investments and foreign
currency translation                                               47,921,907               (1,606,833)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                             $155,104,040              $77,342,311
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class I                                                                 $--                 $(82,625)
  Class R                                                                  --                   (1,632)
From net realized gain on investments and foreign
currency transactions
  Class A                                                         (18,099,702)                      --
  Class B                                                          (6,962,364)                      --
  Class C                                                          (1,607,519)                      --
  Class I                                                          (1,898,929)                      --
  Class J                                                            (882,139)                      --
  Class R                                                            (585,544)                      --
  Class R1                                                            (31,501)                      --
  Class R2                                                             (8,875)                      --
  Class R3                                                           (159,137)                      --
  Class R4                                                             (4,035)                      --
  Class R5                                                             (2,344)                      --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(30,242,089)                $(84,257)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $(25,725,538)            $(53,926,243)
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                   $3,282
------------------------------------------------------------------------------------------------------
Total change in net assets                                        $99,136,413              $23,335,093
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                            662,909,801              639,574,708
At end of period (including undistributed net investment
income of $10,682,565 and accumulated distributions in
excess of net investment income of $67,697)                      $762,046,214             $662,909,801
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period. This information has been audited by the fund's independent registered public accounting firm, whose report, together with the fund's financial statements, are included in this report.

CLASS A                                                                YEARS ENDED 10/31
                                       ----------------------------------------------------------------------------------
                                               2006              2005              2004             2003             2002

Net asset value, beginning of period         $25.79            $22.92            $19.57           $16.55           $17.58
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)            $0.48             $0.06             $0.07            $0.03           $(0.00)(w)
  Net realized and unrealized gain
  (loss) on investments and
  foreign currency                             5.68              2.81              3.28             2.99            (1.03)
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations              $6.16             $2.87             $3.35            $3.02           $(1.03)
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign currency
  transactions                               $(1.17)              $--               $--              $--              $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period               $30.78            $25.79            $22.92           $19.57           $16.55
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                    24.73             12.52             17.12(b)         18.25            (5.86)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions(f)          1.45              1.55              1.52             1.65             1.62
Expenses after expense reductions (f)          1.45              1.55              1.52              N/A              N/A
Net investment income (loss)                   1.72              0.22              0.30             0.19            (0.02)
Portfolio turnover                               39                39                41               52               52
Net assets at end of period
(000 Omitted)                              $465,394          $402,985          $368,514         $345,783         $322,006
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                                   YEARS ENDED 10/31
                                            ------------------------------------------------------------------------------
                                                   2006             2005              2004             2003           2002

Net asset value, beginning of period             $24.64           $22.06            $18.97           $16.18         $17.31
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.27           $(0.13)           $(0.10)          $(0.09)        $(0.14)
  Net realized and unrealized gain (loss)
  on investments and foreign currency              5.38             2.71              3.19             2.88          (0.99)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                  $5.65            $2.58             $3.09            $2.79         $(1.13)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
  and foreign currency transactions              $(1.17)             $--               $--              $--            $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                   $29.12           $24.64            $22.06           $18.97         $16.18
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                        23.77            11.70             16.29(b)         17.24          (6.53)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.20             2.30              2.27             2.40           2.37
Expenses after expense reductions (f)              2.20             2.30              2.27              N/A            N/A
Net investment income (loss)                       1.02            (0.53)            (0.45)           (0.56)         (0.79)
Portfolio turnover                                   39               39                41               52             52
Net assets at end of period (000 Omitted)      $139,656         $148,434          $170,783         $177,713       $172,094
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                                     YEARS ENDED 10/31
                                                --------------------------------------------------------------------------
                                                      2006              2005            2004            2003          2002

Net asset value, beginning of period                $24.19            $21.66          $18.63          $15.89        $17.00
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.25            $(0.12)         $(0.09)         $(0.09)       $(0.14)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    5.31              2.65            3.12            2.83         (0.97)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.56             $2.53           $3.03           $2.74        $(1.11)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                     $(1.17)              $--             $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $28.58            $24.19          $21.66          $18.63        $15.89
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           23.84             11.68           16.26(b)        17.24         (6.53)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.20              2.30            2.27            2.40          2.37
Expenses after expense reductions (f)                 2.20              2.30            2.27             N/A           N/A
Net investment income (loss)                          0.96             (0.53)          (0.45)          (0.56)        (0.78)
Portfolio turnover                                      39                39              41              52            52
Net assets at end of period (000 Omitted)          $41,351           $33,975         $32,785         $33,253       $31,594
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                     YEARS ENDED 10/31
                                                --------------------------------------------------------------------------
                                                      2006              2005            2004            2003          2002

Net asset value, beginning of period                $26.15            $23.23          $19.78          $16.70        $17.69
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                          $0.56             $0.12           $0.12           $0.09         $0.04
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    5.78              2.85            3.33            2.99         (1.03)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $6.34             $2.97           $3.45           $3.08        $(0.99)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net investment income                           $--            $(0.05)            $--             $--           $--
  From net realized gain on investments and
  foreign currency transactions                      (1.17)               --              --              --            --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders        $(1.17)           $(0.05)            $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $31.32            $26.15          $23.23          $19.78        $16.70
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                              25.09             12.79           17.44(b)        18.44         (5.60)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                1.20              1.30            1.26            1.40          1.37
Expenses after expense reductions (f)                 1.20              1.30            1.26             N/A           N/A
Net investment income                                 1.95              0.47            0.53            0.54          0.23
Portfolio turnover                                      39                39              41              52            52
Net assets at end of period (000 Omitted)          $63,714           $41,493         $37,781         $22,467        $2,325
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS J                                                                     YEARS ENDED 10/31
                                                --------------------------------------------------------------------------
                                                      2006              2005            2004            2003          2002

Net asset value, beginning of period                $24.36            $21.80          $18.74          $15.97        $17.08
--------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                   $0.24            $(0.11)         $(0.08)         $(0.09)       $(0.13)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                    5.37              2.67            3.14            2.86         (0.98)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations                     $5.61             $2.56           $3.06           $2.77        $(1.11)
--------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and
  foreign currency transactions                     $(1.17)              $--             $--             $--           $--
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $28.80            $24.36          $21.80          $18.74        $15.97
--------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                           23.88             11.74           16.33(b)        17.35         (6.50)
--------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                2.15              2.25            2.22            2.34          2.32
Expenses after expense reductions (f)                 2.15              2.25            2.22             N/A           N/A
Net investment income (loss)                          0.93             (0.47)          (0.39)          (0.53)        (0.73)
Portfolio turnover                                      39                39              41              52            52
Net assets at end of period (000 Omitted)          $20,832           $19,136         $23,188         $24,701       $17,215
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                                           YEARS ENDED 10/31
                                                            -------------------------------------------------------------
                                                                   2006              2005            2004         2003(i)

Net asset value, beginning of period                             $25.59            $22.80          $19.51          $16.57
-------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                $0.40            $(0.01)          $0.01          $(0.05)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                             5.64              2.81            3.28            2.99
-------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $6.04             $2.80           $3.29           $2.94
-------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
  From net investment income                                        $--            $(0.01)            $--             $--
  From net realized gain on investments and foreign
  currency transactions                                           (1.17)               --              --              --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(1.17)           $(0.01)            $--             $--
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $30.46            $25.59          $22.80          $19.51
-------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                           24.44             12.26           16.86(b)        17.74(n)
-------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                             1.70              1.81            1.76            1.83(a)
Expenses after expense reductions (f)                              1.70              1.81            1.76             N/A
Net investment income (loss)                                       1.45             (0.03)           0.06           (0.29)(a)
Portfolio turnover                                                   39                39              41              52
Net assets at end of period (000 Omitted)                       $13,909           $12,862          $5,994          $1,265
-------------------------------------------------------------------------------------------------------------------------

CLASS R1                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $24.61              $23.89
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                  $0.21              $(0.15)
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           5.41                0.87(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $5.62               $0.72
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.17)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $29.06              $24.61
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             23.68                3.01(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.40                2.50(a)
Expenses after expense reductions (f)                                                2.30                2.47(a)
Net investment income (loss)                                                         0.78               (1.06)(a)
Portfolio turnover                                                                     39                  39
Net assets at end of period (000 Omitted)                                          $1,348                $672
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $24.65              $23.89
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                  $0.33              $(0.07)
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           5.41                0.83(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $5.74               $0.76
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.17)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $29.22              $24.65
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             24.14                3.18(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               2.09                2.21(a)
Expenses after expense reductions (f)                                                1.94                2.17(a)
Net investment income (loss)                                                         1.20               (0.56)(a)
Portfolio turnover                                                                     39                  39
Net assets at end of period (000 Omitted)                                            $575                $185
-------------------------------------------------------------------------------------------------------------

CLASS R3                                                                             YEARS ENDED 10/31
                                                                      -----------------------------------------------
                                                                             2006              2005              2004

Net asset value, beginning of period                                       $25.48            $22.76            $19.51
---------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                          $0.39            $(0.06)           $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                           5.57              2.78              3.28
---------------------------------------------------------------------------------------------------------------------
Total from investment operations                                            $5.96             $2.72             $3.25
---------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign
  currency transactions                                                    $(1.17)              $--               $--
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $30.27            $25.48            $22.76
---------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                     24.22             11.95             16.66(b)
---------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                       1.94              2.06              2.00
Expenses after expense reductions (f)                                        1.84              2.05              2.00
Net investment income (loss)                                                 1.42             (0.25)            (0.15)
Portfolio turnover                                                             39                39                41
Net assets at end of period (000 Omitted)                                  $6,501            $3,032              $530
---------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                                             YEARS ENDED 10/31
                                                                              -------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $25.77              $24.90
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.04               $0.02
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           6.07                0.85(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $6.11               $0.87
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.17)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $30.71              $25.77
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             24.54                3.49(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.63                1.73(a)
Expenses after expense reductions (f)                                                1.63                1.73(a)
Net investment income                                                                0.14                0.13(a)
Portfolio turnover                                                                     39                  39
Net assets at end of period (000 Omitted)                                          $8,703                 $84
-------------------------------------------------------------------------------------------------------------

CLASS R5                                                                            YEARS ENDED 10/31
                                                                             --------------------------------
                                                                                     2006             2005(i)

Net asset value, beginning of period                                               $25.81              $24.90
-------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                         $0.53               $0.08
  Net realized and unrealized gain (loss) on investments and foreign
  currency                                                                           5.69                0.83(g)
-------------------------------------------------------------------------------------------------------------
Total from investment operations                                                    $6.22               $0.91
-------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency transactions          $(1.17)                $--
-------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                     $30.86              $25.81
-------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                             24.95                3.65(n)
-------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                               1.29                1.44(a)
Expenses after expense reductions (f)                                                1.29                1.44(a)
Net investment income                                                                1.88                0.54(a)
Portfolio turnover                                                                     39                  39
Net assets at end of period (000 Omitted)                                             $65                 $52
-------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2,
    R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value. In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and JPMorgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in-capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the year ended October 31, 2006, the fund's custodian fees were reduced by $62,791 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the year ended October 31, 2006, the fund's custodian expenses were reduced by $1,470 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective
January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

                                                       10/31/06        10/31/05

Ordinary income (including any short-term
capital gains)                                              $--         $84,257
Long-term capital gain                              $30,242,089             $--

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/06

          Cost of investments                          $598,629,642
          ---------------------------------------------------------
          Gross appreciation                           $204,965,889
          Gross depreciation                            (13,816,711)
          ---------------------------------------------------------
          Net unrealized appreciation (depreciation)   $191,149,178
          Undistributed ordinary income                  20,848,052
          Undistributed long-term capital gai            72,803,437
          Other temporary differences                       (67,964)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management is evaluating the application of the Interpretation to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets      0.90%
          Next $1 billion of average daily net assets       0.75%
          Average daily net assets in excess of $2 billion  0.65%

The management fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $45,750 for the year ended October 31, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(d)           RATE(e)                 FEE

Class A                             0.10%              0.25%              0.35%             0.25%          $1,082,168
Class B                             0.75%              0.25%              1.00%             1.00%           1,464,214
Class C                             0.75%              0.25%              1.00%             1.00%             367,071
Class J (f)                         0.70%              0.25%              0.95%             0.95%             197,864
Class R                             0.25%              0.25%              0.50%             0.50%              67,197
Class R1                            0.50%              0.25%              0.75%             0.75%               6,810
Class R2                            0.25%              0.25%              0.50%             0.50%               2,101
Class R3                            0.25%              0.25%              0.50%             0.50%              23,596
Class R4                               --              0.25%              0.25%             0.25%               6,842
-----------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                        $3,217,863

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October 31, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund's Board of Trustees may determine.
(f) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2006, were as follows:

                                                        AMOUNT

              Class A                                  $29,210
              Class B                                  109,822
              Class C                                    1,754

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2006, the fee was $676,181, which equated to 0.0951% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the year ended October 31, 2006, these costs amounted to $209,799. The fund may also pay shareholder servicing related costs to non-related parties.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the year ended October 31, 2006 was equivalent to an annual effective rate of 0.0158% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE         TOTAL
                                            FEE RATE       RATE(g)        AMOUNT

Class R1                                       0.45%         0.35%        $4,086
Class R2                                       0.40%         0.25%         1,681
Class R3                                       0.25%         0.15%        11,798
Class R4                                       0.15%         0.15%         4,105
Class R5                                       0.10%         0.10%            58
--------------------------------------------------------------------------------
Total Retirement Plan Administration and
Services Fees                                                            $21,728

(g) Effective October 1, 2005, MFS has agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2008. For the year ended October 31, 2006, this waiver amounted to $6,257 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $4,074. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $3,489. Both amounts are included in independent trustees' compensation for the year ended October 31, 2006. The deferred liability for retirement benefits payable to certain independent trustees under both plans amounted to $56,359 at October 31, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2006, the fee paid to Tarantino LLC was $4,403. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $3,923, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $275,637,190 and $328,119,657, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                                  YEAR ENDED                         YEAR ENDED
                                                   10/31/06                          10/31/05(i)
                                           SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                                  4,014,938       $112,614,919       4,169,984       $104,075,188
  Class B                                  1,117,767         29,668,548       1,261,711         30,176,056
  Class C                                    334,540          8,801,328         291,873          6,844,927
  Class I                                    740,812         21,189,033         610,393         15,444,916
  Class J                                    406,812         10,632,135         214,359          5,101,163
  Class R                                    130,060          3,590,592         418,220         10,252,746
  Class R1                                    24,270            651,059          28,959            704,849
  Class R2                                    14,979            394,125           8,005            193,992
  Class R3                                   194,822          5,377,457         126,604          3,177,335
  Class R4                                   334,485          9,358,083           3,277             83,356
  Class R5                                         3                 75           2,008             50,000
----------------------------------------------------------------------------------------------------------
                                           7,313,488       $202,277,354       7,135,393       $176,104,528

Shares issued to shareholders in
reinvestment of distributions
  Class A                                    665,004        $17,230,263              --                $--
  Class B                                    259,668          6,406,014              --                 --
  Class C                                     59,990          1,452,354              --                 --
  Class I                                     72,189          1,898,578           3,322             82,567
  Class J                                        104              2,514              --                 --
  Class R                                     22,642            581,662              67              1,642
  Class R1                                     1,278             31,501              --                 --
  Class R2                                       359              8,875              --                 --
  Class R3                                     6,224            159,128              --                 --
  Class R4                                       154              4,035              --                 --
  Class R5                                        90              2,344              --                 --
----------------------------------------------------------------------------------------------------------
                                           1,087,702        $27,777,268           3,389            $84,209

Shares reacquired
  Class A                                 (5,186,638)     $(144,690,837)     (4,622,434)     $(115,713,383)
  Class B                                 (2,607,195)       (69,055,673)     (2,978,747)       (71,428,594)
  Class C                                   (351,895)        (9,109,603)       (400,975)        (9,447,612)
  Class I                                   (364,947)       (10,359,697)       (653,604)       (16,583,343)
  Class J                                   (469,057)       (12,408,367)       (492,373)       (11,644,337)
  Class R                                   (198,638)        (5,485,858)       (178,523)        (4,464,506)
  Class R1                                    (6,472)          (168,490)         (1,647)           (40,727)
  Class R2                                    (3,184)           (88,631)           (489)           (12,251)
  Class R3                                  (105,297)        (2,850,074)        (30,917)          (780,227)
  Class R4                                   (54,566)        (1,562,853)             --                 --
  Class R5                                        (3)               (77)             --                 --
----------------------------------------------------------------------------------------------------------
                                          (9,347,892)     $(255,780,160)     (9,359,709)     $(230,114,980)

Net change
  Class A                                   (506,696)      $(14,845,655)       (452,450)      $(11,638,195)
  Class B                                 (1,229,760)       (32,981,111)     (1,717,036)       (41,252,538)
  Class C                                     42,635          1,144,079        (109,102)        (2,602,685)
  Class I                                    448,054         12,727,914         (39,889)        (1,055,860)
  Class J                                    (62,141)        (1,773,718)       (278,014)        (6,543,174)
  Class R                                    (45,936)        (1,313,604)        239,764          5,789,882
  Class R1                                    19,076            514,070          27,312            664,122
  Class R2                                    12,154            314,369           7,516            181,741
  Class R3                                    95,749          2,686,511          95,687          2,397,108
  Class R4                                   280,073          7,799,265           3,277             83,356
  Class R5                                        90              2,342           2,008             50,000
----------------------------------------------------------------------------------------------------------
                                            (946,702)      $(25,725,538)     (2,220,927)      $(53,926,243)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5), through the stated
    period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other affiliated funds have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2006, the fund's commitment fee and interest expense were $4,532 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust VI and Shareholders of MFS Global Equity Fund:

We have audited the accompanying statement of assets and liabilities of MFS Global Equity Fund (the Fund), (one of the portfolios comprising MFS Series Trust VI), including the portfolio of investments, as of October 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the Fund's custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of MFS Global Equity Fund at October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                      /s/ ERNST & YOUNG LLP

Boston, Massachusetts
December 21, 2006

TRUSTEES AND OFFICERS --

IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2006, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                             PRINCIPAL OCCUPATIONS DURING
                                  POSITION(S) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH                   WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------               ----------------     ---------------       ----------------------------
INTERESTED TRUSTEES
Robert J. Manning(k)             Trustee              February 2004       Massachusetts Financial Services
(born 10/20/63)                                                           Company, Chief Executive Officer,
                                                                          President, Chief Investment
                                                                          Officer and Director

Robert C. Pozen(k)               Trustee              February 2004       Massachusetts Financial Services
(born 8/08/46)                                                            Company, Chairman (since February
                                                                          2004); Secretary of Economic
                                                                          Affairs, The Commonwealth of
                                                                          Massachusetts (January 2002 to
                                                                          December 2002); Fidelity
                                                                          Investments, Vice Chairman (June
                                                                          2000 to December 2001); Fidelity
                                                                          Management & Research Company
                                                                          (investment adviser), President
                                                                          (March 1997 to July 2001); Bell
                                                                          Canada Enterprises
                                                                          (telecommunications), Director;
                                                                          Medtronic, Inc. (medical
                                                                          technology), Director; Telesat
                                                                          (satellite communications),
                                                                          Director

INDEPENDENT TRUSTEES
J. Atwood Ives                   Trustee and Chair    February 1992       Private investor; Eastern
(born 5/01/36)                   of Trustees                              Enterprises (diversified services
                                                                          company), Chairman, Trustee and
                                                                          Chief Executive Officer (until
                                                                          November 2000)

Robert E. Butler(n)              Trustee              January 2006        Consultant - regulatory and
(born 11/29/41)                                                           compliance matters (since July
                                                                          2002); PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (November 2000 until June
                                                                          2002)

Lawrence H. Cohn, M.D.           Trustee              August 1993         Brigham and Women's Hospital,
(born 3/11/37)                                                            Senior Cardiac Surgeon, Chief of
                                                                          Cardiac Surgery (until 2005);
                                                                          Harvard Medical School, Professor
                                                                          of Surgery; Brigham and Women's
                                                                          Hospital Physicians' Organization,
                                                                          Chair (2000 to 2004)

David H. Gunning                 Trustee              January 2004        Cleveland-Cliffs Inc. (mining
(born 5/30/42)                                                            products and service provider),
                                                                          Vice Chairman/Director (since
                                                                          April 2001); Encinitos Ventures
                                                                          (private investment company),
                                                                          Principal (1997 to April 2001);
                                                                          Lincoln Electric Holdings, Inc.
                                                                          (welding equipment manufacturer),
                                                                          Director

William R. Gutow                 Trustee              December 1993       Private investor and real estate
(born 9/27/41)                                                            consultant; Capitol Entertainment
                                                                          Management Company (video
                                                                          franchise), Vice Chairman

Michael Hegarty                  Trustee              December 2004       Retired; AXA Financial (financial
(born 12/21/44)                                                           services and insurance), Vice
                                                                          Chairman and Chief Operating
                                                                          Officer (until May 2001); The
                                                                          Equitable Life Assurance Society
                                                                          (insurance), President and Chief
                                                                          Operating Officer (until May 2001)

Lawrence T. Perera               Trustee              July 1981           Hemenway & Barnes (attorneys),
(born 6/23/35)                                                            Partner

J. Dale Sherratt                 Trustee              August 1993         Insight Resources, Inc.
(born 9/23/38)                                                            (acquisition planning
                                                                          specialists), President; Wellfleet
                                                                          Investments (investor in health
                                                                          care companies), Managing General
                                                                          Partner (since 1993); Cambridge
                                                                          Nutraceuticals (professional
                                                                          nutritional products), Chief
                                                                          Executive Officer (until May 2001)

Laurie J. Thomsen                Trustee              March 2005          Private investor; Prism Venture
(born 8/05/57)                                                            Partners (venture capital), Co-
                                                                          founder and General Partner (until
                                                                          June 2004); St. Paul Travelers
                                                                          Companies (commercial property
                                                                          liability insurance), Director

Robert W. Uek                    Trustee              January 2006        Retired (since 1999);
(born 5/18/41)                                                            PricewaterhouseCoopers LLP
                                                                          (professional services firm),
                                                                          Partner (until 1999); Consultant
                                                                          to investment company industry
                                                                          (since 2000); TT International
                                                                          Funds (mutual fund complex),
                                                                          Trustee (2000 until 2005);
                                                                          Hillview Investment Trust II Funds
                                                                          (mutual fund complex), Trustee
                                                                          (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)                President            November 2005       Massachusetts Financial Services
(born 12/01/58)                                                           Company, Executive Vice President
                                                                          and Chief Regulatory Officer
                                                                          (since March 2004); Fidelity
                                                                          Management & Research Company,
                                                                          Vice President (prior to March
                                                                          2004); Fidelity Group of Funds,
                                                                          President and Treasurer (prior to
                                                                          March 2004)

Tracy Atkinson(k)                Treasurer            September 2005      Massachusetts Financial Services
(born 12/30/64)                                                           Company, Senior Vice President
                                                                          (since September 2004);
                                                                          PricewaterhouseCoopers LLP,
                                                                          Partner (prior to September 2004)

Christopher R. Bohane(k)         Assistant Secretary  July 2005           Massachusetts Financial Services
(born 1/18/74)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since April 2003);
                                                                          Kirkpatrick & Lockhart LLP (law
                                                                          firm), Associate (prior to April
                                                                          2003)

Ethan D. Corey(k)                Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/21/63)                  and Assistant Clerk                      Company, Special Counsel (since
                                                                          December 2004); Dechert LLP (law
                                                                          firm), Counsel (prior to December
                                                                          2004)

David L. DiLorenzo(k)            Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 8/10/68)                                                            Company, Vice President (since
                                                                          June 2005); JP Morgan Investor
                                                                          Services, Vice President (prior to
                                                                          June 2005)

Timothy M. Fagan(k)              Assistant Secretary  September 2005      Massachusetts Financial Services
(born 7/10/68)                   and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since September 2005);
                                                                          John Hancock Advisers, LLC, Vice
                                                                          President and Chief Compliance
                                                                          Officer (September 2004 to August
                                                                          2005), Senior Attorney (prior to
                                                                          September 2004); John Hancock
                                                                          Group of Funds, Vice President and
                                                                          Chief Compliance Officer
                                                                          (September 2004 to December 2004)

Mark D. Fischer(k)               Assistant Treasurer  July 2005           Massachusetts Financial Services
(born 10/27/70)                                                           Company, Vice President (since May
                                                                          2005); JP Morgan Investment
                                                                          Management Company, Vice President
                                                                          (prior to May 2005)

Brian E. Langenfeld(k)           Assistant Secretary  June 2006           Massachusetts Financial Services
(born 3/07/73)                   and Assistant Clerk                      Company, Assistant Vice President
                                                                          and Counsel (since May 2006); John
                                                                          Hancock Advisers, LLC, Assistant
                                                                          Vice President and Counsel (May
                                                                          2005 to April 2006); John Hancock
                                                                          Advisers, LLC, Attorney and
                                                                          Assistant Secretary (prior to May
                                                                          2005)

Ellen Moynihan(k)                Assistant Treasurer  April 1997          Massachusetts Financial Services
(born 11/13/57)                                                           Company, Senior Vice President

Susan S. Newton(k)               Assistant Secretary  May 2005            Massachusetts Financial Services
(born 3/07/50)                   and Assistant Clerk                      Company, Senior Vice President and
                                                                          Associate General Counsel (since
                                                                          April 2005); John Hancock
                                                                          Advisers, LLC, Senior Vice
                                                                          President, Secretary and Chief
                                                                          Legal Officer (prior to April
                                                                          2005); John Hancock Group of
                                                                          Funds, Senior Vice President,
                                                                          Secretary and Chief Legal Officer
                                                                          (prior to April 2005)

Susan A. Pereira(k)              Assistant Secretary  July 2005           Massachusetts Financial Services
(born 11/05/70)                  and Assistant Clerk                      Company, Vice President and Senior
                                                                          Counsel (since June 2004); Bingham
                                                                          McCutchen LLP (law firm),
                                                                          Associate (prior to June 2004)

Mark N. Polebaum(k)              Secretary and Clerk  January 2006        Massachusetts Financial Services
(born 5/01/52)                                                            Company, Executive Vice President,
                                                                          General Counsel and Secretary
                                                                          (since January 2006); Wilmer
                                                                          Cutler Pickering Hale and Dorr LLP
                                                                          (law firm), Partner (prior to
                                                                          January 2006)

Frank L. Tarantino               Independent Chief    June 2004           Tarantino LLC (provider of
(born 3/07/44)                   Compliance Officer                       compliance services), Principal
                                                                          (since June 2004); CRA Business
                                                                          Strategies Group (consulting
                                                                          services), Executive Vice
                                                                          President (April 2003 to June
                                                                          2004); David L. Babson & Co.
                                                                          (investment adviser), Managing
                                                                          Director, Chief Administrative
                                                                          Officer and Director (prior to
                                                                          March 2003)

James O. Yost(k)                 Assistant Treasurer  September 1990      Massachusetts Financial Services
(born 6/12/60)                                                            Company, Senior Vice President
------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Sherratt and Uek and Ms. Thomsen are members of the
Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2006, the Trustees served as board members of 98 funds within the MFS
Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.
-------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                CUSTODIAN
Massachusetts Financial Services Company          State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741        225 Franklin Street, Boston, MA 02110

                                                  JPMorgan Chase Bank
DISTRIBUTOR                                       One Chase Manhattan Plaza
MFS Fund Distributors, Inc.                       New York, NY 10081
500 Boylston Street, Boston, MA 02116-3741

                                                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PORTFOLIO MANAGERS                                Ernst & Young LLP
David R. Mannheim                                 200 Clarendon Street, Boston, MA 02116
Simon Todd

BOARD REVIEW OF INVESTMENT

ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2006 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2005 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2005, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 3rd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2005 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that the Fund's advisory fee rate schedule is currently subject to breakpoints that reduce the Fund's advisory fee rate on net assets over $1 billion and $2 billion. The Trustees considered that, according to the Lipper data, the Fund's effective advisory fee rate was higher than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted the Fund's advisory fee rate schedule described above. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2006.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

               Public Reference Room
               Securities and Exchange Commission
               100 F Street, NE, Room 1580
               Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2006 income tax forms in January 2007. The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $43,994,218 as capital gain dividends paid during the fiscal year.

Income derived from foreign sources was $16,111,666. The fund intends to pass through foreign tax credits of $548,145 for the fiscal year.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

    o data from investment applications and other forms
    o share balances and transactional history with us, our affiliates, or others
    o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA
1-800-637-8255                            02205-5824
24 hours a day
                                          OVERNIGHT MAIL
ACCOUNT SERVICE AND                       MFS Service Center, Inc.
LITERATURE                                500 Boylston Street
                                          Boston, MA 02116-3741
SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of
Item 2 of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler, and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Ernst & Young LLP ("E&Y") to serve as independent accountants to the series of the Registrant (the series referred to collectively as the "Funds" and singularly as a "Fund"). The tables below set forth the audit fees billed to the Funds as well as fees for non-audit services provided to the Funds and/or to the Funds' investment adviser, Massachusetts Financial Services Company ("MFS") and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Funds ("MFS Related Entities").

For the fiscal years ended October 31, 2006 and 2005, audit fees billed to the Funds by E&Y were as follows:

                                                           Audit Fees
    FEES BILLED BY E&Y:                               2006           2005
                                                      ----           ----

         MFS Global Equity Fund                     38,825         36,825
         MFS Global Total Return Fund               44,160         42,160
         MFS Utilities Fund                         35,580         33,580
                                                   -------        -------
         TOTAL                                     118,565        112,565

For the fiscal years ended October 31, 2006 and 2005, fees billed by E&Y for audit-related, tax and other services provided to the Funds and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                            Audit-Related Fees(1)           Tax Fees(2)                  All Other Fees(3)
  FEES BILLED BY E&Y:                      2006               2005       2006          2005             2006           2005
                                           ----               ----       ----          ----             ----           ----

       To MFS Global Equity                      0              0         8,642          9,630            144         1,605
       Fund
       To MFS Global Total                       0              0         9,632         10,620            144         1,509
       Return Fund
       To MFS Utilities Fund                     0              0         8,092          9,080            144         2,108
                                               ---            ---        ------         ------            ---      --------
  TOTAL FEES BILLED BY E&Y                       0              0        26,366         29,330            432         5,222
   TO ABOVE FUNDS:

       To MFS and MFS Related                    0              0        15,500              0              0       685,399
       Entities of MFS Global
       Equity Fund*
       To MFS and MFS Related                    0              0        15,500              0              0       685,399
       Entities of MFS Global
       Total Return Fund*
       To MFS and MFS Related                    0              0        15,500              0              0       685,399
       Entities of MFS Utilities
       Fund*

  AGGREGATE FEES FOR NON-AUDIT SERVICES:
                                              2006                         2005
                                              ----                         ----

       To MFS Global Equity Fund,           98,655                      728,634
       MFS and MFS Related
       Entities#

       To MFS Global Total                  99,645                      729,528
       Return Fund, MFS and
       MFS Related Entities#

       To MFS Utilities Fund,               98,105                      728,587
       MFS and MFS Related
       Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

  # This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under "Audit Fees,"
    including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

(3) The fees included under "All Other Fees" are fees for products and services provided by E&Y other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for the subscription to tax treatise and for services related to analysis of fund administrative expenses, compliance program and records management projects.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 between such regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Funds and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f):  Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI
             ------------------------------------------------------------------

By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 21, 2006
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President
                          (Principal Executive Officer)

Date: December 21, 2006
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer
                          (Principal Financial Officer
                          and Accounting Officer)

Date: December 21, 2006
      -----------------


* Print name and title of each signing officer under his or her signature.